As filed with the Securities and Exchange Commission on April 28, 2016
File No. 333-106971
File No. 811-21399

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933		[	X	]
Pre-Effective Amendment No.		[		]
Post-Effective Amendment No.	26	[	X	]

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940		[	X	]
Amendment No.	27	[	X	]

(Check appropriate box or boxes.)

THE AEGIS FUNDS
(Exact Name of Registrant)

6862 Elm Street, Suite 830, McLean, VA 22101
(Address of Principal Executive Office)

Registrant's Telephone Number (703) 528-7788

Mr. Scott L. Barbee
6862 Elm Street, Suite 830
McLean, VA 22101
(Name and Address of Agent for Service)

Copy to:
Paul M. Miller, Esq.
Seward & Kissel LLP
901 K Street, NW
Washington, DC 20001

It is proposed that this filing will become effective (check appropriate box)

[		]	immediately upon filing pursuant to paragraph (b)
[	X	]	on April 30, 2016 pursuant to paragraph (b)
[		]	60 days after filing pursuant to paragraph (a)(1)
[		]	on (date) pursuant to paragraph (a)(1)
[		]	75 days after filing pursuant to paragraph (a)(2)
[		]	on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

[	]	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Aegis Value Fund Class A (Ticker: AVFAX) Class I (Ticker: AVALX)
Prospectus April 30, 2016

This Prospectus contains important information about the Fund that you should know before investing.  Please read it carefully and retain it for future reference.

The Aegis Value Fund seeks to achieve long-term capital appreciation.

LIKE ALL MUTUAL FUNDS, THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS.  ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

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Summary Section

The Fund’s Investment Goal

The Aegis Value Fund (the “Fund”) seeks long-term capital appreciation.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  You may qualify for sales charge reductions on Class A share purchases if you and members of your family invest, or agree to invest in the future, at least $100,000 in the Fund. More information about these and other discounts is available from your financial intermediary and in “Description of Classes – Class A Shares – General” on page 18 of the Prospectus and in the section entitled “Purchase, Redemption and Pricing of Shares – Reduction or Waiver of Sales Charges” on page 27 of the Fund’s Statement of Additional Information (“SAI”).

Shareholder Fees	Class I	Class A
(fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases	None	3.75%
Maximum Deferred Sales Charge (Load)	None	1.00%(1)
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	None	None
Redemption Fee	None	None

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)
Management Fees	1.20%	1.20%
Distribution and Service (12b-1) Fees	None	0.25%
Other Expenses	0.33%	0.33%
Total Annual Fund Operating Expenses	1.53%	1.78%
Fee Waiver and/or Expense Reimbursement	-0.03%	-0.03%
Total Annual Fund Operating Expenses after Fee Waiver and/or Expense Reimbursement(2)	1.50%	1.75%
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(1)	The deferred sales charge applies to redemptions of shares that were purchased without imposition of the initial sales charges (i.e., purchases of $1 million or more) occurring within 2 years of purchase.
(2)	Aegis Financial Corporation (the “Advisor”) has entered into a contractual expense limitation agreement with the Fund pursuant to which the Advisor has agreed to limit certain fees and/or reimburse certain of the Fund’s expenses until April 30, 2017, in order to limit the “Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement” of the Fund to 1.50% of the Class I shares’ average daily net assets and 1.75% of the Class A shares’ average daily net assets. Brokerage fees, interest expenses, taxes, leverage, acquired fund fees and expenses, front-end or contingent deferred loads, expenses incurred in connection with any merger or reorganization, and extraordinary expenses are excluded from the operating expenses subject to the expense limitation agreement. Only the Board of Trustees may terminate the expense limitation agreement during its current term. The Fund has agreed to repay the Advisor for amounts assumed by the Advisor pursuant to the expense limitation agreement, provided that such repayment does not cause the “Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement” to exceed 1.50% (for Class I) or 1.75% (for Class A) and the repayment is made within three years after the year in which the Advisor incurred the expense. The agreement may be extended by the parties for additional one-year terms. The Fund’s Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement may be higher than the amount shown above to the extent the Fund incurs expenses excluded from the expense limitation agreement.

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Example  This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same and the fee waiver remains in effect through its current term. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class I	$153	$480	$831	$1,821
Class A	$546	$911	$1,301	$2,389

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year ended December 31, 2015, the Fund’s portfolio turnover rate was 30% of the average value of its portfolio.

The Fund’s Principal Investment Strategies

The Fund invests primarily in common stocks that Aegis Financial Corporation, the Fund’s investment advisor (the “Advisor”), believes are significantly undervalued relative to the market based on fundamental accounting measures including book value (assets less liabilities), revenues, or cash flow.  This strategy is commonly known as a “deep value” investment strategy.  The Fund may invest in securities issued by companies of any market capitalization, including small- and mid-capitalization companies.  The Fund considers a small-capitalization company to be a company with a market capitalization (the value of all outstanding stock) of less than $1 billion at the time of investment.  The Fund has no percentage allocation for investments in small- or mid-capitalization companies, and the Fund may invest up to 100% of its portfolio in the securities of these companies.  The Fund may also invest in the securities of foreign companies.  The Advisor may hold a significant portion of the Fund’s portfolio in cash or cash equivalent instruments.  If market conditions reduce the availability of securities with acceptable valuations, the Fund may, for extended periods, hold larger than usual cash reserves until securities with acceptable valuations become available.

The Fund may, from time to time, take temporary defensive positions in response to adverse market, economic, political or other conditions.  To the extent the assets of the Fund are invested in temporary defensive positions, the Fund may not achieve its investment objective.  For temporary defensive purposes, the Fund may invest in cash and/or short-term obligations.

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Principal Risks of Investing in the Fund

Because the securities held by the Fund will fluctuate in price, the value of your investment in the Fund will go up and down.  This means that you could lose money over short or extended periods of time.  Before investing in this Fund, you should carefully consider all risks of investing in:  stocks in general, “deep value” stocks, stocks of smaller companies, and stocks of foreign companies.  A summary of these risks is provided below.  Also, for additional information, please refer to the section of the Prospectus titled “Additional Information About the Investment Strategies and Risks of the Fund.”

•
Equity Investment Risk.  To the extent the Fund invests in common stocks and other equity securities, it may be subject to the risks of changing economic, stock market, industry and company conditions. Equity security prices can fluctuate over a wide range in the shorter term or over extended periods of time.   In addition, the interests of equity holders are typically subordinated to the interests of creditors and other senior shareholders. Markets may, in response to governmental actions or intervention, economic or market developments, or other external factors, experience periods of high volatility and reduced liquidity. During those periods, the Fund may experience high levels of shareholder redemptions, and may have to sell securities at times when the Fund would otherwise not do so, potentially at unfavorable prices. Certain securities may be difficult to value during such periods.

•
Risks of Value-Oriented Investment Strategies.  The Advisor follows an investing style that favors value investments.  Historically, value investments have performed best during periods of economic recovery.  Therefore, the value investing style may over time go in and out of favor.  At times when the value investing style is out of favor, the Fund may underperform other funds that use different investing styles.  Investors should be prepared to tolerate volatility in Fund returns.

•
Risks of Investing in Small- and Mid-Capitalization Companies. The Fund’s purchases of securities of small- and mid-capitalization companies bring specific risks.  Historically, these small- and mid-capitalization securities have been more volatile in price than larger company securities, especially in the shorter term.  Small- and mid-capitalization companies may not be well-known to the investing public and may not have significant institutional ownership or analyst coverage.  These and other factors may contribute to higher volatility in prices.

•
Risks of Investing in Foreign Securities. To the extent the Fund holds foreign securities, whether or not such securities are denominated in U.S. Dollars, the Fund will be subject to special risks.  These risks will include greater volatility, investments that are less liquid than similar U.S. securities, and adverse political or economic developments resulting from political, international or military crises.  An additional risk is that the value of the Fund’s investments in securities of foreign issuers, measured in U.S. Dollars, will increase or decrease as a result of changes in currency exchange rates.

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•	Risks of Investing in a Managed Fund. The investment decisions of the Advisor may cause the Fund to underperform other investments or benchmark indices.

An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any government agency.

Fund Performance

The Fund is the successor to the investment performance of the Aegis Value Fund, Inc. (the “Predecessor Fund”) as a result of the reorganization of the Predecessor Fund into the Fund on February 28, 2014.  Accordingly, the performance information shown below for periods prior to February 28, 2014 is that of the Predecessor Fund.  The Fund has investment objectives and strategies that are substantially similar to the Predecessor Fund, which was also advised by the Advisor.

The following bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and how the Fund’s average annual returns for 1, 5 and 10 years compare with those of a broad measure of market performance.  The bar chart shows the performance of the Class I shares only, since it is the class with the longest period of annual returns.  Class A shares commenced operations on February 28, 2014. The performance of the Class A shares will differ from the performance shown for the Class I shares because the Class A shares have different expenses than the Class I shares.

The past performance of the Fund (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated information on the Fund’s results can be obtained on the Fund’s website at www.aegisfunds.com or by calling 800-528-3780.

Annual Total Returns for the Year Ended December 31 – Class I

During the period shown on the bar chart, the Fund’s best and worst quarters were as follows:

Highest Quarterly Return	48.49%	(2nd Quarter 2009)
Lowest Quarterly Return	-47.87%	(4th Quarter 2008)

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Average Annual Total Returns for the Period Ended December 31, 2015
	1 Year	5 Years	10 Years	Since Class A Inception (February 28, 2014)
Class I:
Return Before Taxes	-24.00%	-1.61%	1.78%	N/A
Return After Taxes on Distributions	-24.01%	-2.58%	0.45%	N/A
Return After Taxes on Distributions and Sale of Fund Shares	-13.58%	-0.92%	1.65%	N/A
Class A:
Return Before Taxes	-27.06%	N/A	N/A	-28.43%
Russell 2000® Value Index
(index reflects no deduction for fees, expenses, or taxes)	-7.47%	7.67%	5.57%	-1.85%

After–tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In certain cases, the figure representing “Return after Taxes on Distributions and Sale of Fund Shares” may be higher than the other return figures for the same period, since a higher after-tax return results when a capital loss occurs upon redemption and provides an assumed tax deduction that benefits the investor. Actual after-tax returns depend on your tax situation and may differ from those shown.  Furthermore, the after-tax returns are not relevant to those who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or Individual Retirement Accounts (“IRAs”). All Fund performance data assumes reinvestment of dividends and capital gain distributions.

Management

Investment Advisor

Aegis Financial Corporation is the investment advisor to the Fund.

Portfolio Manager

Scott L. Barbee, Managing Director of Aegis Financial Corporation, is the portfolio manager of the Fund and has served in that capacity since its inception in 1998.

Purchase and Sale of Fund Shares

The minimum initial investment for Class I shares is $1 million.  The minimum initial investment for Class A shares is $2,000 ($1,000 for IRA accounts and accounts in connection with the Automatic Investment Plan).

The minimum subsequent purchase amount for Class A and Class I shares is $250 unless the purchase is made in connection with the Automatic Investment Plan, in which case you can make monthly or quarterly investments of $100 or more.

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You may purchase or redeem shares of the Fund on any day that the New York Stock Exchange is open for trading, subject to certain restrictions.  Purchases and redemptions may be made by mailing an application or redemption request to Aegis Value Fund, c/o U.S. Bancorp Fund Services, LLC, P.O. Box 701, Milwaukee, WI 53201-0701, by wire, or by calling 800-528-3780.  Subsequent purchases and redemptions may be made by visiting the Fund’s website at www.aegisfunds.com.  Investors who wish to purchase or redeem shares through a broker-dealer or other financial intermediary should contact the intermediary regarding the hours during which orders to purchase or redeem shares of the Fund may be placed.

Dividends, Capital Gains, and Taxes

The Fund’s distributions are taxable and will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an IRA account.  Distributions on investments made through tax-deferred arrangements may be taxed later upon withdrawal of assets from those accounts.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

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Additional Information About the Investment Strategies and Risks of the Fund

Unless otherwise stated, all investment strategies (including investment goals) and limitations of the Fund are non-fundamental and may be changed by the Board of Trustees without shareholder approval.  The fundamental investment policies of the Fund are set forth in the Fund’s SAI.  The fundamental policies cannot be changed without shareholder approval.  For more information, please refer to the SAI.

The Fund may invest in the securities of foreign companies and in convertible securities, which are bonds, debentures, notes, preferred stocks or other securities that may be converted into or exchanged for a prescribed amount of equity securities (generally common stock) of the same or a different issuer within a particular period of time at a specified price or formula.  The Fund may also invest in investment grade, non-investment grade and unrated debt securities.  The Fund may lend portfolio securities to brokers, dealers and financial institutions to the extent permitted under the Investment Company Act of 1940, as amended (“1940 Act”), and the rules, regulations and interpretations thereunder.

Cash Reserves. The Advisor may hold a significant portion of the Fund’s portfolio in cash or cash equivalent securities.  If market conditions reduce the availability of securities with acceptable valuations, the Fund may, for extended periods, hold larger than usual cash reserves until securities with acceptable valuations become available. As a result, you may not achieve your investment objectives during such periods. Holding larger than usual cash reserves can penalize short-term performance in rising markets, but during market declines cash reserves may allow the Fund to purchase securities at discounted prices.

Temporary Defensive Investments.  The Fund may, from time to time, take a temporary defensive position by holding cash or by investing in money market funds, repurchase agreements on government securities and other cash equivalents when the securities markets are experiencing excessive volatility or a prolonged general decline, or when other adverse conditions exist. During these circumstances, the Fund may be unable to pursue its investment objectives.  The Fund’s defensive investment position may not be effective in protecting its value.

Who Might Want to Invest? The Fund may be an appropriate investment for investors seeking diversified participation in “deep value” investments.  Investors in the Fund should be seeking long-term capital appreciation.  The Fund can be used in both regular accounts and in retirement accounts.  Investors should be comfortable with the higher company-specific risks associated with “deep value” investments.  In addition, the Fund’s investment in the securities of small- and mid-capitalization companies may result in higher price volatility versus mutual funds that restrict investment to the securities of larger companies.  Therefore, the Fund is most suitable for long-term investors who are willing to hold their shares for extended periods of time through market fluctuations and the accompanying changes in share prices.

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Risk Factors

As with all mutual funds, there is the risk that you could lose all or a portion of your investment in the Fund.  An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.  There is no assurance that the Fund will achieve its investment objective, and an investment in the Fund is not by itself a complete or balanced investment program.  The following provides additional information about the risks that could affect the value of your investment:

Equity Investment Risk.  To the extent the Fund invests in common stocks and other equity securities, it may be subject to the risks of changing economic, stock market, industry and company conditions, currency exchange rates and the risks inherent in management’s ability to anticipate any changes that can adversely affect the value of the Fund’s common stock holdings. Equity security prices can fluctuate over a wide range in the shorter term or over extended periods of time.   In addition, the interests of equity holders are typically subordinated to the interests of creditors and other senior shareholders. Markets may, in response to governmental actions or intervention, economic or market developments, or other external factors, experience periods of high volatility and reduced liquidity. During those periods, the Fund may experience high levels of shareholder redemptions, and may have to sell securities at times when the Fund would otherwise not do so, potentially at unfavorable prices. Certain securities, particularly fixed income securities, may be difficult to value during such periods.

Risks of Value-Oriented Investment Strategies.  The Advisor follows an investing style that favors value investments.  Historically, value investments have performed best during periods of economic recovery.  Therefore, the value investing style may over time go in and out of favor.  At times when the value investing style is out of favor, the Fund may underperform other funds that use different investing styles.  Investors should be prepared to tolerate volatility in Fund returns.

Risks of Investing in Small- and Mid-Capitalization Companies.  Small- and mid-capitalization companies sometimes have limitations in the diversification of product lines, management depth, financial resources and market share.  Therefore, these companies can be more vulnerable to adverse business or economic developments, and as a result their securities may involve considerably more risk than securities of larger and more seasoned companies.

The purchase and sale of small- and mid-capitalization company securities may have a greater impact on market prices than would be the case with larger capitalization stocks.  In addition, these securities may have lower trading volumes and wider market spreads between bid and ask prices than the shares of larger companies.  Therefore, the cost of trading large amounts of these securities may be relatively higher than the cost of trading large amounts of large company securities.

Risks of Investing in a Managed Fund. Performance of individual securities can vary widely.  The investment decisions of the Advisor may cause the Fund to underperform benchmark indexes.  The Fund may also underperform other mutual funds with similar investment strategies.  The Advisor may be incorrect in an assessment of a particular industry or company, or the Advisor may not buy chosen securities at the lowest possible prices or sell securities at the highest possible prices.

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Risks of Investing in Foreign Securities. The risks of foreign markets and investing in foreign securities include currency fluctuations, possible nationalization or expropriation of assets, extraordinary taxation or exchange controls, political or social instability, unfavorable diplomatic developments, and certain custody and settlement risks.  In addition to these risks, many foreign markets have less trading volume and less liquidity than the U.S. markets, and therefore prices in foreign markets can be highly volatile.  Foreign markets may also have less protection for investors than the U.S. markets.  Foreign issuers may be subject to less government supervision.  It may also be difficult to enforce legal and shareholder rights in foreign countries.  There is no assurance that the Fund will be able to anticipate these risks or counter their effects.

Foreign investments may also involve risks associated with the level of currency exchange rates, less complete financial information about the issuers, less market liquidity, more market volatility and political instability.  Future political and economic developments, the possible imposition of withholding taxes on investment income, the possible seizure or nationalization of foreign holdings, the possible establishment of exchange controls or freezes on the convertibility of currency, or the adoption of other governmental restrictions might adversely affect an investment in foreign securities.  Currency exchange rates may fluctuate significantly, causing the Fund’s net asset value (“NAV”) to fluctuate as well.  A decline in the value of a foreign currency relative to the U.S. Dollar will reduce the value of a foreign currency-denominated security.

Risks of Political and International Crises. From time to time, major political, international or military crises may occur which could have a significant effect on economic conditions and the financial markets.  In recent times, such events have caused the closure of the American stock markets for several days, triggered periods of very high financial market volatility, and have altered the future political, military, and economic outlook on a global scale.  Such crises and events, depending on their timing, location and scale, could severely impact the operations of the Fund.  These events could also harm the value of the portfolio securities in the Fund and possibly harm the ability of the manager to operate the Fund, thereby increasing the potential of losses in the Fund.

Risks of Lending Portfolio Securities. The Fund may lend portfolio securities to brokers, dealers and financial institutions to the extent permitted by the 1940 Act or the rules and regulations thereunder (as such statute, rules or regulations may be amended from time to time) or by guidance regarding, interpretations of, or exemptive orders under, the 1940 Act.  Such loans are callable at any time and are continuously secured by collateral consisting of cash or liquid assets at least equal to the value of the security loaned.  The collateral received by the Fund may be invested in U.S. Government securities, fixed-income securities that meet the definition of “first-tier” security under Rule 2a-7, repurchase agreements, certain floating rate securities and shares of money market funds.  Any such investment of cash collateral will be subject to the Fund’s investment risks.  When the Fund lends securities, its investment performance will continue to reflect changes in the value of the securities loaned.

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Securities lending allows the Fund to retain ownership of the securities loaned and at the same time earn additional income.  The principal risk in lending portfolio securities, as with other extensions of credit, consists of the possible delays in the recovery of collateral or even a loss of rights in the collateral should the borrower fail to return the securities loaned or become insolvent.  In addition, the Fund may be exposed to the risk that the sale of any collateral realized upon the borrower’s default will not yield proceeds sufficient to replace the loaned securities.  Loans will be made only to parties that participate in a lending program monitored by the Fund’s lending agent and who are deemed by it to be of good standing.  Furthermore, such loans will be made only if, in the judgment of the Fund’s management and Board, the consideration to be earned from such loans would justify the risk.

Risks of Investing in Lower-Rated Debt Securities.  Investment in lower-rated and unrated debt securities can involve substantial risk of loss.  These securities, which are rated below investment grade (also known as “junk bonds”), are considered to be speculative with respect to the issuer’s ability to pay interest and principal and they are susceptible to default or decline in market value due to adverse economic and business developments.  The market values for lower-rated securities tend to be volatile and these securities are generally much less liquid than investment-grade debt securities.  When a bond issuer encounters financial distress, it may default on bond payments or file a bankruptcy petition.  Defaulted or bankrupt bonds are typically replaced with new securities, either shares of stock or a new bond issue, as part of a financial restructuring or bankruptcy reorganization.  The risks in these securities include:  loss of income, uncertain timing of implementing a new financing plan, legal uncertainties, variations in state bankruptcy laws, difficulty of valuing the assets of a distressed company, possible management changes, and risks in the amount of and value of new securities to be received.  Some companies do not recover from severe financial distress and are liquidated; these situations may result in a total loss of the Fund’s investment in the security.

Risks of Investing in Convertible Securities.  Convertible securities have general characteristics similar to both fixed-income and equity securities.  Yields for convertible securities tend to be lower than for non-convertible debt securities but higher than for common stocks.  Although to a lesser extent than with fixed-income securities generally, the market value of convertible securities tends to decline as interest rates increase and, conversely, tends to increase as interest rates decline.  In addition, because of the conversion feature, the market value of convertible securities tends to vary with fluctuations in the market value of the underlying security and therefore also will react to variations in the general market for equity securities and the operations of the issuer.  While no securities investments are without risk, investments in convertible securities generally entail less risk than investments in common stock of the same issuer.  Convertible securities generally are subordinated to other similar but non-convertible securities of the same issuer, although convertible bonds, as corporate debt obligations, enjoy seniority in right of payment to all equity securities, and convertible preferred stock is senior to common stock of the same issuer.  However, because of the subordination feature, convertible bonds and convertible preferred stock typically have lower ratings than similar non-convertible securities.

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     Cybersecurity Risk.   Mutual funds, including the Fund, are susceptible to cybersecurity risk.  Cybersecurity breaches may allow an unauthorized party to gain access to Fund assets, customer data, or propriety information, or cause the Fund and/or its service providers to suffer data corruption or lose operational functionality.  In addition, cybersecurity breaches at issuers in which the Fund invests may affect the value of your investment in the Fund.

While measures have been developed that are designed to reduce the risks associated with cybersecurity, there is no guarantee that those measures will be effective, particularly since the Fund does not control the cybersecurity defenses or plans of its service providers, financial intermediaries and companies in which it invests or with which it does business.

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Management of the Fund

Organization.  The Fund is a series of The Aegis Funds (the “Trust”), which is organized as a Delaware statutory trust and is registered with the U.S. Securities and Exchange Commission as an open-end investment company under the 1940 Act.

Investment Advisor.  Aegis Financial Corporation, 6862 Elm Street, Suite 830, McLean, Virginia 22101, is the Fund’s investment advisor.  The Advisor, which has operated as a registered investment advisor since 1994, manages private account portfolios, and has served as the Fund’s investment advisor since its inception on May 15, 1998.  The Advisor provides investment advisory services and order placement facilities for the Fund.

At its own expense, the Advisor compensates certain financial institutions, including the Fund’s distributor, for providing distribution and distribution-related services and/or for performing certain administrative/shareholder servicing functions for the benefit of the Fund’s shareholders.  These payments may create an incentive for such financial institutions to recommend the purchase of the Fund’s shares.

    Advisor Compensation.  Pursuant to the Investment Advisory Agreement, the Fund pays the Advisor a fee to manage the Fund’s portfolio.  The Advisor receives an annual advisory fee from the Fund at an annual rate of 1.20% of the Fund’s average daily net assets.  For the fiscal year ended December 31, 2015, the Advisor received an advisory fee, net of fee waiver, at an annual rate of 1.17% of the Fund’s average daily net assets.

  A discussion summarizing the basis on which the Board renewed the Investment Advisory Agreement between the Fund and the Advisor will be included in the Fund’s Semi-Annual Report to Shareholders for the period ending June 30, 2016.

Portfolio Manager.  Scott L. Barbee serves as the portfolio manager of the Fund. He is a Chartered Financial Analyst and a Managing Director of the Advisor, which he joined in 1997.  Mr. Barbee has over fifteen years of experience in the securities industry and has been portfolio manager of the Fund since 1998.  Mr. Barbee graduated from Rice University in 1993 and received an MBA degree from the Wharton School at the University of Pennsylvania in 1997.

The SAI provides additional information about the portfolio manager’s compensation arrangements, other accounts managed by the portfolio manager, and the portfolio manager’s ownership of shares of the Fund.

Fund Distributor.  Quasar Distributors, LLC (the “Distributor”), 615 East Michigan Street, Milwaukee, WI 53202, serves as the distributor of the Fund’s shares.  The Distributor is registered as a broker-dealer under the Securities Exchange Act of 1934, as amended, and is a member of the Financial Industry Regulatory Authority, Inc.  The offering of the Fund’s shares is continuous.  The Distributor may enter into arrangements with banks, broker-dealers or other financial institutions through which investors may purchase or redeem the Fund’s shares.

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Fund Transfer Agent and Administrator.  U.S. Bancorp Fund Services, LLC serves as the Fund’s administrator, fund accountant, transfer agent and dividend disbursing agent (the “Transfer Agent”). The Transfer Agent and the Distributor are affiliates.

Disclosure of Portfolio Holdings.  A description of the Fund’s policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the SAI, which is available without charge on the Fund’s website at www.aegisfunds.com and by calling the Fund at (800) 528-3780.

Further Information.  More detailed information about the Fund, its investment policies, risks and management can be found in the SAI.

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Description of Classes

Each share class of the Fund represents an ownership interest in the same investment portfolio as the other class of shares in the Fund.  When you choose your class of shares, you should consider the size of your investment and how long you plan to hold your shares.  Your financial consultant or other financial intermediary can help you determine which share class is best suited to your personal financial goals.  If you qualify to purchase Class I shares, you should purchase them rather than Class A shares, since Class A shares have higher expenses than Class I shares.  Each class of shares of the Fund invests in the same portfolio of securities; however, the returns for each class of shares would differ because each class is subject to different expenses.

Investors eligible to purchase Class I shares of the Fund may do so at the Fund’s NAV without a sales charge or other fee.

If you purchase Class A shares, you generally pay the Distributor a sales charge at the time of purchase. You may be eligible for a sales charge reduction or waiver.  The Fund has adopted a plan under Rule 12b-1 of the 1940 Act, which allows the Fund to pay distribution and service fees for the sale, distribution and shareholder servicing of its Class A shares.  If you buy Class A shares, you also pay out of the Fund’s assets a distribution and service fee of 0.25%.  Because distribution and service fees are paid out of the Fund’s assets on an ongoing basis, over time these fees increase the cost of your investment and may cost you more than paying other types of sales charges.  If you purchase Class A shares at the $1 million breakpoint, you will not be subject to an initial sales charge, but you will, subject to certain exceptions, be subject to a deferred sales charge of 1.00% if you redeem within two years of purchase.  Please see the section entitled “Description of Classes – Class A Shares – General – For Investment of over $1 Million” for more information.

Certain financial intermediaries that make the Fund’s shares available to its customers may charge fees in addition to those described in this Prospectus for providing certain services, including: marketing, distribution or other services intended to assist in the offer and sale of the Fund’s shares; shareholder servicing activities; and/or sub-transfer agency services provided to individual shareholders or beneficial owners where a financial intermediary maintains omnibus accounts with the Transfer Agent.  The Advisor, the Distributor or their affiliates may pay all or a portion of those fees out of their own resources.  The compensation is discretionary and may be available only to selected selling and servicing agents.  The amount of fees paid to a financial intermediary in any given year will vary and may be based on one or more factors, including a fixed amount, a fixed percentage rate, a financial intermediary’s sales of the Fund’s shares, assets in the Fund’s shares held by the intermediary’s customers, or other factors.  In addition, consistent with applicable regulations, the Advisor, the Distributor or their affiliates may from time to time pay for or make contributions to financial intermediaries or their employees in connection with various activities including: training and education seminars for financial intermediary employees, clients and potential clients; due diligence meetings regarding the Fund; recreational activities; gifts; and/or other non-cash items.

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Class I Shares

If you owned shares of the Predecessor Fund as of February 27, 2014, then in the reorganization you received Class I shares of the Fund (“Class I Grandfathered Shares”).  The Fund’s Class I Grandfathered Shares are subject to the policies and procedures of Class I shares, except that the Fund’s Class I Grandfathered Shares are not subject to the $1 million account minimum balance.

Class I shares are offered primarily for direct investments by investors such as pension and profit-sharing plans, employee benefit trusts, endowments, foundations, corporations and high net worth individuals. Class I shares may also be offered through certain financial intermediaries that charge their customers transaction or other service fees with respect to their customers’ investments in the Fund.

•	The minimum initial investment for Class I shares is $1 million. The Fund may, in its sole discretion, accept accounts with less than the minimum investment.

Before making an initial investment in Class I shares directly with the Fund, you should call the Fund at 800-528-3780 to determine if you are eligible to invest in Class I shares. If you intend to make an initial investment in Class I shares through your financial intermediary, you should contact your financial intermediary to confirm your eligibility to purchase Class I shares. The Fund will provide you with an application form and give you further instructions on how to invest.  The Transfer Agent must have received your completed application before you may make an initial investment.

Class A Shares

If you purchase Class A shares of the Fund, you will pay the public offering price (“POP”) which is the NAV per share next determined after your order is received in good order plus a sales charge (shown in percentages below) depending on the amount of your investment.  Since sales charges are reduced for Class A share purchases above certain dollar amounts, known as “breakpoint levels,” the POP is lower for these purchases.  The dollar amount of the sales charge is the difference between the POP of the shares purchased (based on the applicable sales charge in the table below) and the NAV of those shares.  Because of rounding in the calculation of the POP, the actual sales charge you pay may be more or less than that calculated using the percentages shown below.  The sales charge does not apply to shares purchased with reinvested dividends. The sales charge is calculated as follows (with the dealer reallowance shown in the far right column):

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Your Investment	Sales Charge as a % of Offering Price	Sales Charge as a % of Your Investment*	Dealer Compensation as a % of Offering Price
Less than $100,000	3.75%	3.90%	3.75%
$100,000 but less than $250,000	3.25%	3.36%	3.25%
$250,000 but less than $500,000	2.25%	2.30%	2.25%
$500,000 but less than $1 million	1.75%	1.78%	1.75%
$1 million and above	0.00%**	0.00%	0.00%***
*	Rounded to the nearest one-hundredth percent.
**	As shown, investors that purchase Class A shares at the $1 million breakpoint will not pay any initial sales charge on the purchase. However, any Class A shares purchased at the $1 million breakpoint will, subject to certain exceptions, be subject to a deferred sales charge of 1.00% if redeemed within 2 years of purchase.
***	The Advisor pays, through the Distributor, 1.00% of the Offering Price as compensation to dealers.

Class A Shares - General

No initial sales charge applies to Class A shares that you buy through reinvestment of dividends.

If you invest $1 million or more in Class A shares, you do not pay an initial sales charge. If you redeem those Class A shares within two years after purchase, a deferred sales charge of 1.00% will be charged and paid to the Distributor, subject to certain exceptions (please see the section entitled “Description of Classes – Reduction or Waiver of Deferred Sales Charge Applicable to Class A Shares” for more information).  Any applicable contingent deferred sales charge will be based on the original cost of the shares. Because the Advisor finances the up-front commission paid to dealers who are responsible for purchases of Class A shares of $1 million or more, the Distributor reimburses the Advisor the 1.00% deferred sales charge paid by shareholders redeeming within two years after purchase.  Shares acquired through reinvestment of distributions are not subject to the deferred sales charge.  Shares not subject to a deferred sales charge will be sold first.

A reduced or waived sales charge on a purchase of Class A shares may apply for:

●	Purchases under a Right of Accumulation or Letter of Intent (as described below);

●	Registered representatives (and their immediate family members as described below under “Right of Accumulation”) of brokers-dealers who act as selling agents.

Investors may need to provide their financial intermediary with the information necessary to take full advantage of reduced or waived Class A sales charges.  In order for shareholders to take advantage of the reductions or waivers, the Fund must be notified by the shareholder or his or her intermediary that they qualify.  If the Fund is not notified, the Fund will be unable to ensure that the reduction or waiver is applied to the shareholder’s account.

The Distributor will receive all initial sales charges for the purchase of Class A shares of the Fund without a dealer of record.

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Right of Accumulation

You may combine your current purchase of Class A shares of the Fund with other existing Class A shares currently owned for the purpose of qualifying for the lower initial sales charge rates that apply to larger purchases.  The applicable sales charge for the new purchase is based on the total of your current purchase and the current NAV of all other Class A shares you own at the financial intermediary at which you are making the current purchase.  If the current purchase is made directly through the Transfer Agent, then only those shares held directly at the Transfer Agent may apply toward the Right of Accumulation. Shares held in the name of a nominee or custodian under pension, profit-sharing or other employee benefit plans may not be combined with other shares to qualify for the right of accumulation. The following are relationships that, if held individually or in any combination within the group, can be aggregated: the individual; his/her spouse; his/her children under 21; any account that has the same social security number as the individual, his/her spouse and/or his/her children under 21. In order to receive a reduced sales charge, you must, at the time of purchase, provide sufficient information to permit verification that the purchase qualifies for the discount. All eligible shareholder names, account numbers and tax identification numbers, along with an indication of the relationship to the investor, must be included at the time of the initial purchase. The Right of Accumulation may be amended or terminated at any time.

Letter of Intent

By signing a Letter of Intent (LOI) you can reduce your Class A sales charge. Your individual purchases will be made at the applicable sales charge based on the amount you intend to invest over a 13-month period. The LOI will apply to all purchases of Class A shares of the Fund. Any shares purchased within 90 days of the date you sign the LOI may be used as credit toward completion, but the reduced sales charge will only apply to new purchases made on or after that date. Purchases resulting from the reinvestment of dividends and capital gains do not apply toward fulfillment of the LOI. Shares equal to 3.75% of the amount of the LOI will be held in escrow during the 13-month period. If, at the end of that time the total amount of purchases made is less than the amount intended, you will be required to pay the difference between the reduced sales charge and the sales charge applicable to the individual purchases had the LOI not been in effect. This amount will be obtained from redemption of the escrow shares. Any remaining escrow shares will be released to you. If a purchase made during the term of the LOI would qualify for a further sales charge reduction based on the Right of Accumulation, the reduction will be applied. No retroactive reductions on prior purchases will however be applied. If you have any questions regarding the LOI, please contact the Transfer Agent at 800-528-3780.

For Investment of over $1 Million

There is no initial sales charge on Class A share purchases of $1 million or more.  However, your investment professional or financial intermediary may receive a commission of 1.00% on your purchase.  If you  redeem those Class A shares within two years after purchase, a deferred sales charge of 1.00% will, subject to certain exceptions, be charged and paid to the Distributor (please see the section entitled “Description of Classes – Reduction or Waiver of Deferred Sales Charge Applicable to Class A Shares” for more information).  Any applicable CDSC will be based on the original cost of the shares.  Because the Advisor finances the up-front commission paid to dealers who are responsible for purchases of Class A shares of $1 million or more, the Distributor reimburses the Advisor the 1.00% deferred sales charge paid by shareholders redeeming within two years after purchase.

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Class A shares may also be purchased without a sales charge by 401(k), 403(b) and 457 plans, and Profit Sharing and Pension plans, which invest $1 million or more.  Your representative must notify the Fund if your retirement/deferred compensation plan is eligible for the sales load waiver.  Securities firms, financial institutions and other industry professionals that enter into sales agreements with the Fund’s Distributor to perform share distribution services may receive a commission on such sales of the Fund of 1.00%.  If such a commission is paid, the plan will be assessed a deferred sales charge of 1.00% if it sells the shares within two years.

Waiving Your Sales Charge

The Fund reserves the right to waive the sales charges for certain groups of shareholders.  If you qualify for any of the following categories, you can purchase Class A shares at NAV without a sales charge:

•
Current and retired employees, directors/trustees and officers of: (1) The Aegis Funds; (2) Aegis Financial Corporation and its affiliates; and (3) family members (spouse, domestic partner, parents, grandparents, children, grandchildren and siblings (including step and in-law)) of any of the above;

•
Current employees of: (1) broker-dealers who act as selling agents; and (2) family members (spouse, domestic partner, parents, grandparents, children, grandchildren and siblings (including step and in-law)) of any of the above;

•	Qualified registered investment advisors who buy through a broker-dealer or service agent who has entered into an agreement with the Fund’s Distributor that allows for load-waived Class A purchases;

•
Qualified employee benefit or retirement plans or charitable accounts, other than employee benefit or retirement plans or charitable accounts that purchase Class A shares through brokerage relationships in which sales charges are customarily imposed (whether a sales charge waiver is available for your employee benefit or retirement plan or charitable account depends on the policies and procedures of your financial intermediary - please consult your intermediary for further information); and

•	Qualified broker-dealers who have entered into an agreement with the Fund’s Distributor that allows for load-waived Class A purchases.

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The Fund also reserves the right to enter into agreements that reduce or eliminate sales charges for groups or classes of shareholders, or for the Fund’s shares included in other investment plans such as “wrap accounts.”  If you own the Fund’s shares as part of another account or package, such as an IRA or a sweep account, you should read the terms and conditions that apply for that account.  Those terms and conditions may supersede the terms and conditions discussed here. Contact your selling agent for further information.

Sales charge information regarding the Fund’s sales charges, breakpoints and waivers is not separately posted on the Fund’s website located at www.aegisfunds.com, because a copy of this Prospectus containing such information is already available for review, free of charge, on the Fund’s website.

Reduction or Waiver of Deferred Sales Charge Applicable to Class A Shares

The deferred sales charge relating to Class A shares may be reduced or waived in certain circumstances, such as:

•
Withdrawals resulting from shareholder death or disability as long as the waiver request is made within one year after death or disability or, if later, reasonably promptly following completion of probate, or in connection with involuntary termination of an account in which the Fund’s shares are held;

•	Withdrawals through a Systematic Withdrawal Plan;

•	Redemptions of shares for which the selling dealer has not received compensation through the Distributor from the Advisor; or

•	Redemptions of shares acquired through reinvestment of dividends and distributions.

Reinstatement Privilege

If you redeem Class A shares of the Fund and within 60 days buy new Class A shares of the Fund, then you will not pay a sales charge on the repurchased amount.  The amount eligible for this reinstatement privilege may not exceed the amount of your redemption proceeds, and the reinstated shares must go back into the same account from which they were redeemed.  To exercise the privilege, contact your financial consultant, selected securities dealer, other financial intermediary or the Transfer Agent at 800-528-3780.

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About Your Account

How to Purchase Shares

Shares of the Fund may be purchased directly from the Fund, or through an existing brokerage or other similar account held by the investor if the broker or intermediary has an arrangement with the Fund.  The Fund reserves the right to reject any specific purchase order and to close the Fund to new or existing investors at any time.  You may only purchase shares if the Fund is eligible for sale in your state or jurisdiction.

The minimum initial investment for Class I shares is $1 million.  The minimum initial investment for Class A shares is $2,000 ($1,000 for IRA accounts and accounts in connection with the Automatic Investment Plan).

The minimum subsequent purchase amount for Class A and Class I shares is $250 unless the purchase is made in connection with the Automatic Investment Plan, in which case you can make monthly or quarterly investments of $100 or more.

The Fund reserves the right to change the minimum amounts for initial and/or subsequent investments and may set different investment minimums for shares offered through financial intermediaries and waive the minimum investment requirements for employer-sponsored retirement plan accounts.

The price paid for each class of shares of the Fund is the NAV (plus applicable sales charges for Class A shares) next determined following the receipt of the purchase order in good order by the Transfer Agent or those financial intermediaries with arrangements with the Fund to offer the Fund’s shares (“authorized intermediaries”).  This is the offering price.  “Good order” is defined as including all required account information and payment, or instructions for payment by wire or from a broker.

A purchase in “good order” must include the following:

(1)	The name of the Fund and the shareholder account number, if issued.
(2)	The amount of the transaction (specified in dollars or shares).
(3)	Signatures of all owners, exactly as they are registered on the account.
(4)	Other supporting legal documentation that may be required, in the case of trusts, corporations, associations, partnerships, estates, retirement plans and certain other accounts.

Purchase orders received by the Transfer Agent or authorized intermediaries prior to the close of regular trading on the New York Stock Exchange (normally 4:00 p.m. Eastern time) that day will be processed at that day’s closing NAV (plus applicable sales charges for Class A shares).  Purchase orders received after the close of regular trading on the New York Stock Exchange (normally 4:00 p.m. Eastern time) will be processed at the next business day’s closing NAV (plus applicable sales charges for Class A shares).  Telephone trades must be received by or prior to market close.  During periods of high market activity, shareholders may encounter higher than usual call waits.  Please allow sufficient time to place your telephone transaction.

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All shares (including reinvested dividends and distributions) are issued in full and fractional shares rounded to the third decimal place.  All shares purchased will be held in book entry form by the investor’s brokerage firm or by the Fund, as the case may be.  Any transaction in an account, including reinvestment of dividends and distributions, will be confirmed in writing to the shareholder.

Calculation of Net Asset Value.  The NAV of the Fund is calculated at the close of regular trading on the New York Stock Exchange (normally 4:00 p.m. Eastern time) on each day the Exchange is open for business.  The Fund’s NAV is determined by dividing the total closing market value of the Fund’s assets (i.e., portfolio investments, cash, other assets and accrued income), less the Fund’s liabilities (i.e., accrued expenses and other liabilities), by the number of outstanding shares of the Fund.  Due to the fact that different expenses are charged to the Class I and Class A shares of the Fund, the NAVs of the two classes of the Fund will vary.

In determining the NAV, securities held by the Fund are valued based on market quotations, or if market quotations are not readily available or are unreliable, at their fair value as determined by the Advisor in good faith under procedures established and supervised by the Board of Trustees. The Board of Trustees has established a Valuation Committee to oversee the valuation of portfolio securities and other assets of the Fund.

Fair Value Pricing.  The Fund from time to time invests in securities that are not actively traded.  Securities for which market quotations are not readily available or are not reliable are carried at their fair value as determined in good faith by the Advisor, under policies approved by the Board of Trustees.

Fair value pricing may be used under circumstances that include, but are not limited to, the early closing of the exchange on which a security is traded or suspension of trading in the security.  In addition, the Fund may use fair value pricing for securities traded in non-U.S. markets because, among other factors, foreign markets may be open on days or times when U.S. markets are closed and many foreign markets close before the Fund values its securities, normally at 4:00 p.m. Eastern time. The use of fair value pricing in these circumstances seeks to protect long-term Fund investors from certain short-term investors who may seek to take advantage of the Fund by exploiting discrepancies between a security’s market quotations that may no longer be accurate, and the current fair value of that security.

When the Fund holds securities traded in foreign markets that close prior to U.S. markets, significant events, including company-specific developments or broad market moves, may affect the value of foreign securities held by the Fund.  Consequently, the Fund’s NAV may be affected during a period when shareholders are unable to purchase or redeem their shares in the Fund.

Purchasing Shares Through a Broker or Other Financial Intermediary.  Some brokers and other financial intermediaries have arrangements with the Fund to offer the Fund’s shares.  These authorized intermediaries may charge transaction fees for purchases and sales of shares of the Fund.  Contact your authorized intermediary for additional information regarding availability of the Fund’s shares and any transaction fees it may charge for purchases of the Fund’s shares.  Your purchase order will be processed at the NAV next determined after receipt of your order (plus applicable sales charge for Class A shares) in good order by the authorized intermediary.  Purchase orders received by an authorized intermediary prior to the close of regular trading on the New York Stock Exchange (normally 4:00 p.m. Eastern time) that day will be processed at that day’s closing NAV.  See the definition of “good order” under the section “How to Purchase Shares” presented above.

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Direct Investment—Opening an Account and Purchasing Shares

To purchase shares directly from the Fund, a New Account Application must be completed and signed.  If you have any questions about the Fund or need assistance with your New Account Application, please call the Fund at 800-528-3780.  Certain types of investors, such as trusts, corporations, associations, partnerships or estates, may be required to furnish additional documents when they open an account.  These documents may include corporate resolutions, trusts, wills, and partnership documents, trading authorizations, powers of attorney, or other documents.

Unless specified differently, accounts with two or more owners will be registered as joint tenants with rights of survivorship.  To make any ownership change to a joint account, all owners must agree in writing, regardless of the law in your state.

Note: There are specific IRA Applications required for new IRA accounts, Roth IRA accounts, and transfers of IRA accounts from other custodians.  Please visit the Fund’s website at www.aegisfunds.com or call the Fund at 800-528-3780 to obtain the correct IRA Application.

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IMPORTANT INFORMATION ABOUT
PROCEDURES FOR OPENING A NEW ACCOUNT

In compliance with the USA PATRIOT Act of 2001, please note that the Transfer Agent will verify certain information on your New Account Application as part of the Fund’s Anti-Money Laundering Program. As requested on the Application, you must supply your full name, date of birth, social security number and permanent street address. Mailing addresses containing only a P.O. Box will not be accepted. Please contact the Transfer Agent at 800-528-3780 if you need additional assistance when completing your New Account Application.

If the Fund does not have a reasonable belief of the identity of a customer, the account will be rejected or the customer will not be allowed to perform a transaction on the account until such information is received. The Fund may also reserve the right to close the account within 5 business days if clarifying information/documentation is not received.

Initial Purchase - By Mail

To open an account at the Fund and purchase shares by mail, you must complete and return the appropriate Account Application with a check made payable to “Aegis Value Fund”.  Account Application(s) and checks should be mailed to:

Regular Mail:	Overnight Mail:
The Aegis Funds	The Aegis Funds
c/o U.S. Bancorp Fund Services	c/o U.S. Bancorp Fund Services
P.O. Box 701	615 East Michigan Street
Milwaukee, WI 53201-0701	Milwaukee, WI 53202-5207

The Fund does not consider the U.S. Postal Service or other independent delivery services to be its agents.  Therefore, deposit in the mail or with such services, or receipt at the Transfer Agent’s post office box, of purchase orders or redemption requests does not constitute receipt by the Transfer Agent of the Fund.

Initial Purchase - By Telephone

You may not make an initial purchase of Fund shares by telephone.  Prior to conducting telephone transactions, you must provide the Fund with a completed New Account Application, a voided check, and other information.

Initial Purchase - By Wire

To open an account by wire, a completed account application is required before your wire can be accepted.  You may mail or overnight deliver your New Account Application to the Transfer Agent.  Upon receipt of your completed application, an account will be established for you.  The account number assigned will be required as part of the instruction that should be provided to your bank to send the wire.  Your bank must include the name of the Fund whose shares you are purchasing, the account number, and your name so that monies can be applied correctly. Your bank should transmit funds by wire to:

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U.S. Bank, N.A.
777 East Wisconsin Avenue
ABA #:  075000022
Credit: U.S. Bancorp Fund Services, LLC
Account #:  112-952-137
Further credit:
Aegis Value Fund [add name of class]
Shareholder name and account number:

Wired funds must be received prior to the close of regular trading on the New York Stock Exchange (normally 4:00 p.m. Eastern time) to be eligible for same day pricing. The Fund and U.S. Bank, N.A. are not responsible for the consequences of delays resulting from the banking or Federal Reserve wire system, or from incomplete wiring instructions.

Please note that the Fund is offered and sold only to persons residing in the United States and some U.S. territories.

Additional Information Regarding Direct Purchases

All checks must be in U.S. Dollars drawn on a domestic bank. The Fund will not accept payment in cash or money orders. The Fund also does not accept any conditional order or payment. To prevent check fraud, the Fund will not accept third party checks, Treasury checks, credit card checks, traveler’s checks or starter checks for the purchase of shares.

The Transfer Agent will charge a $25 fee against a shareholder’s account, in addition to any loss sustained by the Fund, for any payment that is returned.  The Fund reserves the right to reject any application.

Only bank accounts held at domestic financial institutions that are Automated Clearing House (“ACH”) members can be used for telephone transactions.  It takes 15 calendar days after receipt by the Fund of your bank account information to establish this feature.  Purchases by ACH transfer may not be made during this time.  You are automatically granted telephone transaction privileges unless you decline them on your Account Application or by calling 800-528-3780.  You must have ACH instructions on your account in order to conduct online purchases.

The Fund and its agents will employ reasonable procedures to confirm that instructions communicated by telephone are genuine. Such procedures may include, among others, requiring some form of personal identification prior to acting upon telephone instructions, providing written confirmation of all such transactions, and/or tape recording all telephone instructions.  If reasonable procedures are followed, the Fund and its agents will not be liable for any loss, cost or expense for acting upon telephone instructions believed to be genuine or for any unauthorized telephone transactions.

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Distribution and Service (12b-1) Fees

For the Class A shares, the Fund has a distribution plan, sometimes known as a 12b-1 plan, that allows the Class A shares to reimburse the Distributor for distribution and service fees of up to 0.25% per year for the sale of shares and for services provided to Class A shareholders. Because these fees are paid out of the assets of the Class A shares of the Fund on an on-going basis, over time, these fees will increase the cost of an investment in such shares and may cost you more than paying other types of sales charges.  The Class I shares are not subject to the 12b-1 plan.

Direct Investment – Purchasing Additional Shares

Subsequent Purchase – By Mail

Make your check payable to “Aegis Value Fund”, indicate your account number on the check, and mail it to The Aegis Funds at the address set forth under “Direct Investment – Opening an Account and Purchasing Shares – By Mail.”

Subsequent Purchase - By Telephone

You are automatically granted telephone transaction privileges unless you decline them on your Account Application or by calling the Fund at 800-528-3780.  If your account has been open for 15 days, you may call the Fund at 800-528-3780 to purchase shares in an existing account.  Investments made by electronic funds transfer must be from a pre-designated bank account and in amount of at least $1,000 and not greater than $100,000.  If your order is received prior to the close of regular trading on the New York Stock Exchange (normally 4:00 p.m. Eastern time), your order will be processed at the NAV calculated on the day your order is placed.  Once a telephone transaction has been placed, it cannot be canceled or modified.

Subsequent Purchase – By Internet

After your account is established, you may set a user ID and password by logging into www.aegisfunds.com.  This will enable you to purchase shares by having the purchase amount deducted from your bank account by electronic funds transfer through the ACH network. Please ensure that your Fund account is set up with bank account instructions and that your bank is an ACH member. You must have provided a voided check with which to establish your bank account instructions in order to complete internet transactions.  For important information on this feature, see “Fund Transactions through the Fund’s Website” below.

Subsequent Purchase - By Wire

You may also wire money to U.S. Bank, N.A. per the instructions set forth above under “Direct Investment – Opening an Account and Purchasing Shares – Initial Purchase By Wire.”  Prior to wiring money to purchase additional shares of the Fund, please contact the Transfer Agent to advise of your intent to wire and to ensure proper credit upon receipt.

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Automatic Investment Plan

The Automatic Investment Plan allows you to purchase shares of the Fund through pre-authorized transfers of funds from your bank account. Under the Automatic Investment Plan, you may make subsequent minimum purchases on a monthly or quarterly basis of $100 or more.  You can establish the Automatic Investment Plan for your account by completing the appropriate section of the Account Application.

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How to Redeem Shares

How to Redeem Shares through a Broker or Other Financial Intermediary

You may sell Fund shares held in a brokerage or other similar account by submitting a redemption request to your authorized intermediary.  If you redeem Fund shares held in a brokerage or other similar account with an authorized intermediary, you should be aware that there may be a charge to you for such services. Redemption requests received by an authorized intermediary prior to the close of regular trading on the New York Stock Exchange (normally 4:00 p.m. Eastern time) that day will be processed at that day’s closing NAV.

You may transfer your shares from the street or nominee name account of one broker-dealer to another, as long as both broker-dealers have arrangements with the Fund.  The transfer will be processed after the Transfer Agent receives authorization in good order from your delivering securities dealer.

How to Redeem Shares from Direct Investment

You may redeem shares as described below on any day the Fund is open for business.  Shares will be redeemed at the next determined NAV after the Transfer Agent receives the redemption request in good order.  Redemption requests received by the Transfer Agent prior to the close of regular trading on the New York Stock Exchange (normally 4:00 p.m. Eastern time) that day will be processed at that day’s closing NAV. Redemption requests received after the close of regular trading on the New York Stock Exchange will be processed at the closing NAV for the following business day.

Redemption - By Mail

To redeem shares of any amount from your Fund account, you may send a request in good order to the Fund at:

Regular Mail:	Overnight Mail:
The Aegis Funds	The Aegis Funds
c/o U.S. Bancorp Fund Services	c/o U.S. Bancorp Fund Services
P.O. Box 701	615 East Michigan Street
Milwaukee, WI 53201-0701	Milwaukee, WI 53202-5207

The Fund does not consider the U.S. Postal Service or other independent delivery services to be its agents.  Therefore, deposit in the mail or with such services, or receipt at the Transfer Agent’s post office box, of purchase orders or redemption requests does not constitute receipt by the Transfer Agent of the Fund.

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If made in writing, a redemption request in good order must include the following:
(1)	The name of the Fund and the shareholder account number.
(2)	The amount of the transaction (specified in dollars or shares).
(3)	Signatures (and, if applicable, signature guarantees as discussed below) of all owners, exactly as they are registered on the account.
(4)	Share certificates, if held by the shareholder.
(5)	Other supporting legal documentation that may be required, in the case of trusts, corporations, associations, partnerships, estates, retirement plans and certain other accounts.

A signature guarantee, from either a Medallion program member or a non-Medallion program member, is required to redeem shares in the following situations:
•	If ownership is being changed on your account;
•	When redemption proceeds are payable or sent to any person, address or bank account not on record;
•	If a change of address was received by the Transfer Agent within the last 15 calendar days; or
•	For all redemptions in excess of $100,000 from any shareholder account.

Signature guarantees will generally be accepted from domestic banks, brokers, dealers, credit unions, national securities exchanges, registered securities associations, clearing agencies and savings associations, as well as from participants in the New York Stock Exchange Medallion Signature Program and the Securities Transfer Agents Medallion Program (“STAMP”). A notary public is not an acceptable signature guarantor.

In addition to the situations described above, the Fund and/or the Transfer Agent reserve the right to require a signature guarantee in other instances based on the circumstances relative to the particular situation.  The Fund reserves the right to waive any signature requirement at its discretion.

Redemption - By Telephone

You are automatically granted telephone transaction privileges unless you decline them on your Account Application. You may redeem Fund shares by calling 800-528-3780.  Redemption proceeds will be mailed directly to you, sent by wire to your predetermined bank account, or electronically transferred to your pre-designated bank account.  You may redeem as much as $100,000 by telephone redemption. Unless you decline telephone privileges on your Account Application, as long as the Fund and its agents take reasonable measures to verify the order, you will be responsible for any fraudulent telephone order.  The Fund does not accept IRA redemption requests by telephone.  Once a telephone transaction has been placed, it cannot be canceled or modified.

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Redemption - By Internet

If your account is set up to perform online transactions you may redeem your Fund shares through the Fund’s website at www.aegisfunds.com.  You may redeem up to $100,000.  For important information on this feature, see ‘‘Fund Transactions through the Fund’s Website’’ below.

Additional Information Regarding Redemptions of Direct Investments

Non-financial transactions, including establishing or modifying certain services on an account, may require a signature guarantee, a signature verification from a Medallion program member or non-Medallion program member, or other acceptable form of authentication from a financial institution source.

If an account has more than one owner or authorized person, the Fund will accept telephone and internet instructions from any one owner or authorized person.

If you have any questions about what is required for your redemption request, please call the Fund at 800‑528-3780.

Payment will normally be made by the Fund within one business day, but not later than seven calendar days after receipt of the redemption request.  However, payment of redemption proceeds for shares purchased directly by check may be delayed until the check has cleared, which may be up to 15 calendar days from the date of purchase.  In unusual circumstances, the Fund may temporarily suspend redemptions, or postpone the payment of proceeds, as allowed by federal securities laws.

Systematic Withdrawal Plan

For non-retirement accounts that have a value of at least $10,000 or IRA accounts where the shareholder is eligible for withdrawals, the Fund offers a Systematic Withdrawal Plan (“SWP”) whereby shareholders or their representatives may request a redemption in a specific dollar amount be sent to them each month, calendar quarter or annually.  Investors may choose to have a check sent to the address of record, or proceeds may be sent to a pre-designated bank account via the ACH network.  To start the SWP, your account must have Fund shares with a value of at least $10,000, and the minimum amount that may be withdrawn is $100 (there is no minimum account balance to start a SWP for IRA accounts, nor a minimum amount that may be withdrawn for IRA accounts).  The SWP may be terminated or modified by the Fund at any time.  Any request to change or terminate your SWP should be communicated in writing or by telephone to the Transfer Agent no later than five days before the next scheduled withdrawal.  A withdrawal under the SWP involves a redemption of Fund shares, and may result in a gain or loss for federal income tax purposes.  In addition, if the amount withdrawn exceeds the distributions credited to your account, the account ultimately may be depleted.  Please call 800-528-3780 for additional information regarding the SWP and eligibility requirements.

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Additional Information Regarding Purchases and Redemptions

Policy on Foreign Shareholders

Shares of the Fund have not been registered for sale outside of the United States. To invest in the Fund, you must be a U.S. citizen, resident alien or a U.S. entity, you must have a U.S. tax identification (social security or employer identification) number, and you must reside in the United States and its territories or have a U.S. military address. The Fund reserves the right to refuse investments from shareholders or entities that must file a W-8 tax form. The Fund reserves the right to close the account within 5 business days if clarifying information or documentation is not received.

Fund Transactions through the Fund’s Website

You may visit us online at www.aegisfunds.com, where you may establish online transaction privileges by enrolling on the website.  In addition to checking your Fund account balance, you may purchase additional shares and redeem shares of the Fund through the website.  You automatically have the ability to establish online transaction privileges unless you decline them on your Account Application or by calling 800-528-3780.  You will be required to enter into a users’ agreement through the website in order to enroll for these privileges.  In order to conduct online transactions, you must have telephone transaction privileges.  Purchase of shares online will occur via ACH, you must have ACH instructions on your account.  Proceeds from an online redemption can be sent via check to the address of record or can be sent to you by wire or ACH to the previously established bank account.

Payment for purchases of shares through the website may be made only through an ACH debit of your bank account.  Redemptions from accounts established through the website will be paid only to the bank account of record.  Only bank accounts held at domestic financial institutions that are ACH members can be used for transactions through the Fund’s website.  The Fund imposes a maximum of $100,000 on purchase and redemption transactions through the website.  Transactions through the website are subject to the same minimums as other transaction methods.

You should be aware that the Internet is an unsecured, unstable, and unregulated environment.  Your ability to use the website for transactions is dependent upon the Internet and equipment, software and systems provided by various vendors and third parties.  While the Fund and its service providers have established certain security procedures, they cannot assure you that inquiries, account information or trading activity will be completely secure.  There may also be delays, malfunctions or other inconveniences generally associated with this medium.  There may also be times when the website is unavailable for Fund transactions or other purposes.  Should this happen, you should consider purchasing or redeeming shares by another method.  Neither the Fund, USBFS, nor the Advisor will be liable for any such delays or malfunctions or unauthorized interception or access to communications or account information.  In addition, neither the Fund, USBFS, nor the Advisor will be liable for any loss, liability cost or expense for following instructions communicated through the Internet, including fraudulent or unauthorized instructions.

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Redemptions In Kind

The Fund reserves the right to redeem in kind.  The Fund has elected to be governed by Rule 18f-1 of the 1940 Act.  As a result of this election, the Fund will pay all redemptions up to the lesser of $250,000 or 1.00% of the Fund’s assets in cash that are requested by a shareholder during any 90-day period.  You should understand that you will incur brokerage and other costs in connection with the subsequent sale of any portfolio security that you receive in connection with a redemption request. You should also understand that, as a result of subsequent market volatility, the net proceeds from the ultimate sale of any securities that you receive upon a redemption may vary, either positively or negatively, and perhaps significantly, from the redemption value of your Fund shares. More information on redemption in kind is available in the SAI.

Retirement Distributions

A request for distribution from an IRA or other retirement account may be delayed by the Fund pending proper documentation.  If a shareholder does not want tax withholding from distributions, the shareholder may state in the written distribution request that no withholding is desired and that the shareholder understands that there may be a liability for income tax on the distribution, including penalties for failure to pay estimated taxes. Redemption requests failing to indicate an election not to have tax withheld will be subject to 10% withholding.

Converting from Class A to Class I Shares

 If the current market value of the Class A shares in your Fund account is at least $1 million, you may elect to convert from Class A shares to Class I shares on the basis of relative NAVs, at which time your account will be subject to the policies and procedures applicable to Class I shares. Converting from Class A shares to Class I shares may not be available at certain financial intermediaries, or there may be additional costs associated with the conversion resulting from fees charged by your financial intermediary. There is no fee for converting accounts held directly with the Fund.  Because the NAV of the Class I shares may be higher or lower than that of the Class A shares at the time of conversion, although the total dollar value will be the same, a shareholder may receive more or fewer Class I shares than the number of Class A shares converted.

If you have a direct account with the Fund, then you may convert from Class A to Class I shares by calling the Fund at 800-528-3780.  Otherwise, your financial intermediary may contact the Fund to convert your shares from Class A to Class I.

Holders of Class A shares may convert their Class A shares to Class I shares provided that they: (1) hold their shares through an institution that has a valid Class I sales agreement with the Distributor authorizing such a conversion; and (2) are eligible to invest in Class I shares in accordance with the criteria set forth in the Prospectus.  Any such conversion is subject to the Fund’s discretion to accept or reject the conversion. No sales charges or other charges will apply to any such conversion, including any deferred sales charge that would otherwise apply to the redemption within two years of purchase of Class A shares originally purchased at NAV pursuant to the $1 million purchase order privilege.  For federal income tax purposes, a same-Fund conversion generally will not result in the recognition by the investor of a capital gain or loss.  However, investors should consult their own tax or legal adviser to discuss their particular circumstances.  Class A shareholders should contact their financial institution for information on the availability of Class I shares, and should read and consider the Class I shares information in the Prospectus before any such conversion.

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Converting from Class I to Class A Shares

If your Class I share account falls below the stated investment minimum of $1 million because you sell some of your shares, then the Fund reserves the right to give you 30 days’ written notice to make additional investments so that your account balance is $1 million or more (Class I Grandfathered Shares are not subject to the $1 million account minimum balance).  If you do not make additional investments, then the Fund may convert your Class I shares to Class A shares, at which time your account will be subject to the expenses, policies and procedures applicable to Class A shares. Any such conversion will occur at the relative NAVs of the two share classes, without the imposition of any fees or other charges if the accounts are held directly with the Fund.  Because the NAV of the Class I shares may be higher or lower than that of the Class A shares at the time of conversion, although the total dollar value will be the same, a shareholder may receive more or fewer Class A shares than the number of Class I shares converted.

  If you owned shares of the Predecessor Fund as of the close of business on February 27, 2014, then in the reorganization you received Class I shares of the Fund (“Class I Grandfathered Shares”).  Class I Grandfathered Shares are subject to the policies and procedures of Class I shares, except that Class I Grandfathered Shares are not subject to the $1 million minimum initial investment requirement.

Where a retirement plan or other financial intermediary holds Class I shares on behalf of its participants or clients, shares held by such participants or clients will remain Class I shares when a participant or client rolls over its accounts with the retirement plan or financial intermediary into an individual retirement account.

Account Minimum

The Fund requires that a shareholder maintain a minimum of $1,000 in an account to keep the account open.  The Fund may, upon 30 days’ prior written notice to a shareholder, redeem shares in any account other than a retirement account if the account has an asset value less than $1,000 due to redemption.

Responsibility for Fraud

The Fund will not be responsible for any account losses due to fraud, so long as the Fund reasonably believes that the person transacting on an account is authorized to do so.  Please protect your account information and keep it private.  Contact the Fund immediately about any transactions you believe to be unauthorized.

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Policies Addressing Frequent Trading in Fund Shares

The Board of Trustees has adopted policies and procedures with respect to frequent purchases and redemptions of Fund shares by the Fund’s shareholders.  These policies and procedures take into account the historic volatility of the Fund’s NAV, the Fund’s ability to invest at least a portion of its assets in illiquid securities, and the Fund’s limitations on exchange privileges.  The Board may amend the policies and procedures without prior notice to shareholders.

Certain types of transactions generally do not raise frequent trading concerns and normally will not require application of the Fund’s policies and procedures with respect to frequent purchases and redemptions of Fund shares.  These transactions include, but are not limited to, reinvestment of distributions, automatic investment or withdrawal plans, transactions initiated by a plan sponsor, and certain transfers of shares.

In consultation with the Fund’s Chief Compliance Officer, the Fund monitors shareholder accounts, including omnibus accounts, on a systematic basis by employing parameters to observe the intervals between and size of a shareholder’s purchases and redemptions.  Though the monitoring methods involve judgments that are inherently subjective and involve some selectivity in their application, the Fund will consider imposition of shareholder account restrictions when frequent shareholder transactions are made that may be judged to be counter to the interests of all the Fund’s shareholders.  The Fund may take action to impose account restrictions even if historically applied parameters are not met.

Omnibus account arrangements are common forms of holding shares of the Fund, particularly among certain financial intermediaries, such as brokers.  These arrangements often permit the financial intermediary to aggregate their clients’ transactions and ownership positions.  In these circumstances, the identity of the shareholders is not known to the Fund.  With respect to the omnibus accounts, the Fund will rely on reports provided by the financial intermediary.  In addition, the Fund has entered into agreements with the intermediaries that will require an intermediary to provide the Fund with information, upon the Fund’s request, about shareholders’ identities and their transactions in Fund shares.  These agreements also require a financial intermediary to execute instructions from the Fund to restrict or prohibit further purchases of Fund shares by any shareholder identified by the Fund.  The Fund may accept undertakings from intermediaries to enforce frequent trading policy limitations on behalf of the Fund.  There is no assurance that the Fund or its agents will gain access to any or all information necessary to detect frequent purchases and sales in omnibus accounts.

While the Fund will systematically seek to take actions (directly and with the assistance of financial intermediaries) that will detect and monitor frequent purchases and sales, the Fund does not represent that all or any such trading activity will necessarily be restricted or minimized.  Transactions placed in violation of the Fund’s policies are not necessarily deemed accepted by the Fund and may be canceled or revoked by the Fund following receipt by the Fund.

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Dividends and Distributions

The Fund expects to declare and pay income dividends annually, generally in December, representing substantially all of the net investment income of the Fund.  Capital gains, if any, may be distributed annually by the Fund, also generally in December.  The amount of the Fund’s distributions will vary and there is no guarantee the Fund will pay dividends.

To receive a distribution, you must be a shareholder of the Fund on the record date.  The record dates for the Fund’s distributions will vary.  Please keep in mind that if you invest in the Fund shortly before the record date of a distribution, any distribution will lower the value of the Fund’s shares by the amount of the distribution and the amount of the distribution may be taxable.

Distributions may be taken in cash or in additional shares at NAV.   Dividends and capital gain distributions will be automatically reinvested in additional shares of the Fund unless a shareholder has elected, by written notice to the Fund, or by telephone, to receive dividends and capital gain distributions in cash.  Any changes to the distribution option should be submitted at least 5 days in advance of the payment date for the distribution.

If you elect to receive dividends and/or capital gain distributions in cash, and the U.S. Postal Service cannot deliver the check, or if a check remains outstanding for six months, the Fund reserves the right to reinvest the distribution in your account, at the current NAV for the Fund, and to reinvest all subsequent distributions.

Tax Consequences of an Investment

Generally, distributions from the net investment income of the Fund and short-term capital gains are treated as dividends for tax purposes, and long-term capital gain distributions are treated as long-term capital gains, regardless of how long shares have been held.  Distributions from the Fund are taxable when paid, whether a shareholder takes them in cash or reinvests them in additional shares, except that distributions declared in December and paid in January are taxable as if paid on December 31.  Each January, the Fund or your custodian broker will mail a statement that shows the tax status of the distributions you received for the previous year.

Current tax law generally provides for a maximum tax rate for taxpayers which are individuals, trusts or estates, of 20% on long-term capital gains and from certain qualifying dividends.  These rates do not apply to corporate taxpayers.

The following are guidelines for how certain distributions by the Fund are generally taxed to taxpayers which are individuals, trusts or estates:
•	Distributions of net long-term capital gain by the Fund are taxable as long-term capital gains, regardless of how long a shareholder has held shares in the Fund.
•
Some or all of the distributions from the Fund may be treated as “qualified dividend income,” taxable to individuals, trusts and estates at the same preferential tax rates as long-term capital gains, provided that both the Fund and the individual satisfy certain holding period and other requirements.  A distribution from the Fund will be treated as qualified dividend income to the extent that it is comprised of dividend income received by the Fund from taxable domestic corporations and certain qualified foreign corporations, and provided that the Fund meets certain holding period and other requirements with respect to the security paying the dividend.  In addition, the individual, trust or estate must meet certain holding period requirements with respect to the shares of the Fund in order to take advantage of these preferential tax rates.

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•	To the extent distributions from the Fund are attributable to other sources, such as taxable interest or short-term capital gains, dividends paid by the Fund will not be eligible for the lower rates.

Taxation Upon Sale of Shares

The redemption of shares of the Fund is a taxable event, and a shareholder may realize a capital gain or a capital loss.  The Fund or your custodian broker will report to redeeming shareholders the proceeds of their sales.  The individual tax rate on any gain from the sale of your shares depends on how long you have held your shares.

Fund distributions and gains from the sale of Fund shares will generally be subject to state and local income taxes.  Non-U.S. investors may be subject to U.S. withholding taxes.  You should consult your own tax adviser concerning the tax consequences of an investment in the Fund.

Backup Withholding

By law, some Fund shareholders may be subject to tax withholding on reportable dividends, capital gains distributions, and redemption proceeds.  Generally, shareholders subject to this “backup withholding” will be those for whom a taxpayer identification number is not on file with the Fund; or who, to the Fund’s knowledge, have furnished an incorrect number; or from whom the IRS has instructed the Fund to withhold tax.  In order to avoid this withholding requirement, you must certify on the Account Application that the taxpayer identification number provided is correct and that the investment is not otherwise subject to backup withholding, or is exempt from backup withholding.

Medicare Tax

A 3.8% Medicare tax will be imposed on certain net investment income (including ordinary dividends and capital gain distributions received from the Fund and net gains from redemptions or other taxable dispositions of Fund shares) of U.S. individuals, estates and trusts to the extent that such person’s “modified adjusted gross income” (in the case of an individual) or “adjusted gross income” (in the case of an estate or trust) exceeds a threshold amount.  This Medicare tax, if applicable, is reported by you on, and paid with, your federal income tax return.  Net investment income does not include exempt-interest dividends.

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Other Reporting and Withholding Requirements

The Foreign Account Tax Compliance Act (“FATCA”) requires the reporting to the Internal Revenue Service of certain direct and indirect ownership of foreign financial accounts by U.S. persons.  Failure to provide this required information can result in a generally nonrefundable 30% tax on: (a) income dividends paid by the Fund after June 30, 2014 and (b) certain capital gain distributions (including proceeds arising from the sale of Fund shares) paid by the Fund after December 31, 2018 to certain “foreign financial institutions” and “non-financial foreign entities.”

Cost-Basis Reporting

Federal law requires that mutual fund companies report their shareholders’ cost basis, gain/loss, and holding period to the Internal Revenue Service (“IRS”) on the shareholders’ Consolidated Form 1099s when “covered” shares of the mutual funds are sold. Covered shares are any fund and/or dividend reinvestment plan shares acquired on or after January 1, 2012.

The Fund has chosen first-in, first-out (FIFO) as its standing (default) tax lot identification method for all shareholders, which means this is the method the Fund will use to determine which specific shares are deemed to be sold when there are multiple purchases on different dates at differing NAVs , and the entire position is not sold at one time.  You may choose a method other than the Fund’s standing method at the time of your purchase or upon the sale of covered shares.  The cost basis method a shareholder elects may not be changed with respect to a redemption of shares after the settlement date of the redemption. Fund shareholders should consult with their tax advisors to determine the best IRS-accepted cost basis method for their tax situation and to obtain more information about how the new cost basis reporting rules apply to them.

This summary is not intended to be and should not be construed to be legal or tax advice to any current holder of the shares of the Fund. Shareholders should consult their own tax advisors to determine the tax consequences of owning Fund shares.

Shareholder Accounts and Services

Account Information

The Fund will establish an account for each shareholder purchasing shares directly from the Fund, and send written confirmation of the initial purchase of shares and any subsequent transactions.  When there is any transaction in the shareholder account, such as a purchase, redemption, change of address, reinvestment of dividends and distributions, or withdrawal of share certificates, a confirmation statement will be sent to the shareholder giving complete details of the transaction.

Annual Statements

The Fund will send an annual account statement to each shareholder showing the distributions paid during the year and a summary of any other transactions.

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The Fund will also provide year-end tax information mailed to the shareholder by the applicable IRS deadline, a copy of which will also be filed with the IRS.

Fund Reports

The financial statements of the Fund with a summary of portfolio composition and performance, along with the management’s letter to shareholders, will be mailed to each shareholder twice a year.

Householding

Many shareholders have family members living in the same home who also own Fund shares.  In order to control costs associated with mailings on behalf of the Fund, the Fund will, until notified otherwise, send only one copy of each Prospectus, shareholder report and proxy statement to each household address that it has on record for you and your family members living in the same home.

This process, known as “householding,” does not apply to account statements, confirmations or personal tax information.  If you do not wish to participate in householding, or wish to discontinue householding at any time, call 800-528-3780.  The Fund will resume separate mailings to you within 30 days of your request.

Automatic Reinvestment

Unless the shareholder elects to receive cash distributions, dividends and capital gains distributions will automatically be reinvested without charge in additional shares of the Fund.  Such distributions will be reinvested at the NAV determined on the dividend or distribution payment date in full and fractional shares rounded to the third decimal place.

Fund Website

The Fund maintains a website for current and prospective investors which contains information about the Fund and its history.  The Fund’s website address is www.aegisfunds.com.  The website allows investors to download the Fund’s documents, view the daily share price and performance history, and contact the Fund via e-mail, and provides links to other websites for additional information.

Notice Regarding Unclaimed Property

Your account may be transferred to your state of residence if no activity occurs within your account during the “inactivity period” specified in your state’s abandoned property laws.  If the Fund is unable to locate a shareholder, it will determine whether the shareholder’s account can be considered legally abandoned.  In such case, the Fund is legally obligated to escheat (or transfer) abandoned property to the appropriate state’s unclaimed property administrator in accordance with statutory requirements.  The shareholder’s last known address of record determines which state has jurisdiction.  Interest or income will not be earned on redemption or distribution checks sent to a shareholder during the time such checks remained uncashed.

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Index Description

Russell 2000® Value Index

The Russell 2000® Value Index measures the performance of the small-capitalization value segment of the U.S. equity universe. It includes those Russell 2000® Index companies with lower price-to-book ratios and lower forecasted growth values. One cannot invest directly in the index, nor is the index representative of the Fund’s portfolio.

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Financial Highlights

The financial highlights table is intended to help you understand the financial performance of the Fund for the past 5 years or for the period of the Fund’s operations if less than 5 years. The financial information presented for the periods before December 31, 2013 is that of the Predecessor Fund.  The Fund is the accounting successor to the Predecessor Fund as a result of the reorganization of the Predecessor Fund into the Fund on February 28, 2014.  The Fund has adopted the financial statements of the Predecessor Fund.  Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund, assuming reinvestment of all dividends and distributions. This information has been derived from the financial statements audited by BBD, LLP, the Fund’s independent registered public accounting firm, whose report, along with the Fund’s financial statements, is included in the Fund’s annual report, which is available without charge upon request.

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Aegis Value Fund - Class I	For the Year Ended December 31,	For the Year Ended December 31,	For the Four Months Ended December 31,	For the Years Ended August 31,
	2015	2014	2013(4)	2013	2012	2011
Per share data:
Net asset value, beginning of period	$13.12	$21.28	20.55	$14.56	$13.16	$10.52

Income from investment operations:
Net investment loss(1)	(0.05)	(0.15)	(0.06)	(0.02)	—	(0.10)
Net realized and unrealized gain (loss) on investments and foreign currencies	(3.11)	(5.23)	1.50	6.02	1.40	2.74
Total from investment operations	(3.16)	(5.38)	1.44	6.00	1.40	2.64

Less distributions to shareholders from:
Net investment income	—(6)	—	(0.03)	(0.01)	—	—
Net realized capital gains	—	(2.78)	(0.68)	—	—	—
Total Distributions	—	(2.78)	(0.71)	(0.01)	—	—
Net asset value, end of period	$9.96	$13.12	$21.28	$20.55	$14.56	$13.16

Total investment return	-24.00%	-25.82%(5)	7.07%(2)	41.23%	10.64%	25.10%

Ratios (to average net assets)/Supplemental data:
Expenses after reimbursement/recapture and fees paid	1.50%	1.46%	1.38%(3)	1.43%	1.47%	1.48%
Expenses before reimbursement/recapture and fees paid	1.53%	1.47%	1.38%(3)	1.43%	1.47%	1.48%
Net investment income (loss)	(0.42)%	(0.76)%	(0.79)%(3)	(0.09)%	0.02%	(0.72)%
Portfolio turnover	30%(7)	32%(7)	13%(2)(7)	35%	20%	29%
Net assets at end of period (000's)	$103,529	$160,507	$293,646	$295,513	$146,281	$152,097
__________________________
(1)	Per share net investment income (loss) was calculated using average shares method.
(2)	Not Annualized.
(3)	Annualized.
(4)	On October 21, 2013, the Board of Directors approved the change in the fiscal year end to December 31.
(5)	Includes adjustments made to the NAV in accordance with accounting principles generally accepted in the United States and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.
(6)	Less than 0.01 per shares.
(7)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

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Aegis Value Fund - Class A	For the Year Ended December 31, 2015	For the Period from February 26, 2014 (Commencement of Operations) to December 31, 2014

Per share data:
Net asset value, beginning of period	$13.09	$21.29

Income from investment operations:
Net investment loss	(0.10)	(0.16)(5)
Net realized and unrealized loss on investments and foreign currency transactions	(3.07)	(5.26)
Total from investment operations	(3.17)	(5.42)

Less distributions to shareholders from:
Net realized capital gains	—	(2.78)
Total distributions	—	(2.78)
Net asset value, end of period	$9.92	$13.09

Total investment return(1)	-24.22%	-26.01%(3)

Ratios (to average net assets)/Supplemental data:
Expenses after reimbursement/recapture and fees paid waiver	1.75%	1.75%(4)
Expenses before reimbursement/recapture and fees paid	1.78%	1.79%(4)
Net investment loss	(0.67)%	(1.04)%(4)
Portfolio turnover(2)	30%	32%(3)
Net assets at end of period (000's)	$140	$258
__________________________
(1)	Based on net asset value, which does not reflect the sales charge. With sales charge included, the return is -27.06% and -28.79%, respectively.
(2)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
(3)	Not Annualized.
(4)	Annualized.
(5)	Per share net investment income (loss) was calculated prior to tax adjustment, using average shares method.

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Aegis Mutual Funds Privacy Notice
(This information is not part of the Prospectus)

The Aegis Mutual Funds consider protecting the confidentiality of nonpublic personal information of our shareholders to be of the utmost importance. This privacy notice describes the information that we may collect, when we may disclose that information, and how we maintain the security and confidentiality of your nonpublic personal information.

Information We Collect

The Aegis Mutual Funds collect and retain information about you only when we reasonably believe that the information will assist us in managing your accounts. We collect certain information to protect your account, to ensure accuracy in reporting and recordkeeping, and to identify you when we conduct transactions for you. The information is also used to comply with certain laws and regulations that may apply to us and to help us understand your financial needs as we design or improve our products and services. We will also use your information to administer your account and transactions. We collect nonpublic personal information about you from the following sources:

●	Your application or other forms, correspondence or conversations (examples include name, date of birth, address and Social Security Number); and
●	Your transactions with us (examples include account activity and balances).

Information We Disclose

We understand that you expect the personal information you have entrusted to us to be handled with great care. We may share information about you under agreements with our service providers in order for our service providers to provide shareholder services and administer the Fund, to process transactions, or to manage accounts for you. We share only information about our recordkeeping or transactions involving you or your account, such as your name, address, Social Security Number, account activity and account balances.

We do not sell your nonpublic personal information. The Aegis Mutual Funds do not disclose nonpublic personal information about our shareholders to nonaffiliated third parties, except as permitted by applicable law. In all cases, your information is strictly protected. Each agreement requires that service providers keep the personal nonpublic information strictly confidential and use it only for the purpose for which it was intended.

Former Shareholders

The personal nonpublic information of former shareholders is treated in the same manner as the information of current shareholders.

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Confidentiality and Security

The Aegis Mutual Funds restrict access to your nonpublic personal information to those individuals who need to know the information in order to provide products and services to you. We maintain physical, electronic and procedural safeguards that comply with federal standards to guard your nonpublic personal information.

We recommend that you carefully protect your personal information and not provide your account name or number to anyone for any reason. If you choose to provide this information to a third party, you do so at your own risk.

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Aegis Funds c/o U.S. Bancorp Fund Services, LLC P.O. Box 701 Milwaukee, WI 53201-0701 Phone: 800-528-3780 Internet: www.aegisfunds.com

For More Information:
You can learn more about the Aegis Value Fund in the following documents:

Annual/Semi-Annual Reports to Shareholders
Additional information about the Fund’s investments will be available in the Fund’s annual and semi-annual reports to shareholders.  In the Fund’s annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year.

Statement of Additional Information (SAI)
The SAI contains more information about the Fund, its investments and policies.  The SAI is incorporated by reference into, and is legally part of, this Prospectus.

For a free copy of the current annual/semi-annual report or the SAI, or to request other information about the Fund or to make shareholder inquiries, please call the Fund at (800) 528-3780 or visit the Fund’s website at www.aegisfunds.com.

You can also obtain information about the Fund by visiting the SEC’s Public Reference Room in Washington, D.C. (telephone 1-202-551-8090) or by sending your request and a duplicating fee to the SEC’s Public Reference Section, Washington, D.C. 20549-1520 or by electronic request at the following e-mail address:  publicinfo@sec.gov.  You may also visit the SEC’s Internet site at http://www.sec.gov, where information about the Fund is available in the SEC’s EDGAR database.

Investment Company Act file  # 811-21399

Table of Contents - Prospectus

AEGIS FUNDS

AEGIS VALUE FUND
Class A (Ticker: AVFAX)
Class I (Ticker: AVALX)

STATEMENT OF ADDITIONAL INFORMATION

April 30, 2016

This Statement of Additional Information (“SAI”) supplements the current Prospectus of the Aegis Value Fund (the “Fund”) dated April 30, 2016.  This SAI does not present a complete picture of the various topics discussed and should be read in conjunction with the Prospectus.  Although this SAI is not itself a Prospectus, this SAI is, in its entirety, incorporated by reference into the Prospectus.  The audited financial statements included in the Fund’s Annual Report to Shareholders for the fiscal year ended December 31, 2015 are incorporated herein by reference.  A copy of the Prospectus or Annual or Semi‑Annual Reports to Shareholders may be obtained without charge by contacting the Fund, c/o U.S. Bancorp Fund Services, LLC, P.O. Box 701, Milwaukee, Wisconsin 53201 or by telephone at (800) 528‑3780.  Please retain this document for future reference.

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Table of Contents - Statement of Additional Information

THE TRUST

The Aegis Funds (the “Trust”) is a Delaware statutory trust organized on July 11, 2003, and is registered with the SEC as an open-end management investment company.

The Trust’s Declaration of Trust (the “Declaration of Trust”) permits the Trust’s Board of Trustees (the “Board”) to issue an unlimited number of full and fractional shares of beneficial interest, without par value, which may be issued in any number of series.  The Trust currently consists of one investment series, the Aegis Value Fund (the “Fund”).  The Board may from time to time issue other series, the assets and liabilities of which will be separate and distinct from any other series.  The Fund has two classes of shares: Class I and Class A shares.  The Fund may offer additional share classes in the future.

As a Delaware statutory trust, the Trust is subject to Delaware law, including the Delaware Statutory Trust Act.  The Delaware Statutory Trust Act provides that a shareholder of a Delaware statutory trust shall be entitled to the same limitation of personal liability extended to shareholders of Delaware corporations, and the Declaration of Trust further provides that no shareholder of the Trust shall be personally liable for the obligations of the Trust or of any series or class thereof except by reason of his or her own acts or conduct.

The Fund is a diversified series of the Trust.  Please see the Prospectus for a discussion of the principal investment policies and risks of investing in the Fund.

The Fund’s Prospectus and this SAI are a part of the Trust’s Registration Statement filed with the SEC.  Copies of the Trust’s complete Registration Statement may be obtained from the SEC upon payment of the prescribed fee or may be accessed free of charge at the SEC’s website at www.sec.gov.

The Fund is the successor in interest to a fund having the same name and investment objectives, Aegis Value Fund, Inc. (the “Predecessor Fund”), and that was also advised by the same investment adviser, Aegis Financial Corporation (the “Advisor”). On February 20, 2014, the shareholders of the Predecessor Fund approved the reorganization of the Predecessor Fund with and into the Fund, and effective on February 28, 2014, the assets and liabilities of the Predecessor Fund were transferred to the Trust in exchange for Class I shares of the Fund.

ADDITIONAL INFORMATION ABOUT THE FUND’S INVESTMENTS AND RISKS

Fund Investment Policies

Unless otherwise noted, whenever an investment policy or limitation states a maximum percentage of the Fund’s assets that may be invested in any security or other asset or sets forth a policy regarding quality standards, the percentage limitation or standard will be determined immediately after giving effect to the Fund’s acquisition of the security or other asset.  Accordingly, any subsequent change in values, net assets or other circumstances will not be considered in determining whether the investment complies with the Fund’s investment policies and limitations.  It should be noted that Items 3 and 4 below, regarding borrowing and lending money, will be applied at all times and not just at the initial time of the transaction.  If at any time the Fund should exceed the permissible limitations on borrowing, it will take such action as necessary to bring borrowing levels back into compliance as required by SEC guidance, rules and regulations.  In addition, if at any time more than 15% of the Fund’s net assets are invested in illiquid securities, the Fund will seek to dispose of illiquid assets in excess of 15%, unless it is determined that such action would cause harm to shareholders.

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The Fund’s fundamental investment policies cannot be changed without the approval of a “majority of the outstanding voting securities” (as defined in the 1940 Act) of the Fund.  Except for the fundamental investment restrictions set forth below, the investment policies and limitations described in this SAI are operating policies and may be changed by the Board of Trustees without shareholder approval.  However, shareholders will be notified prior to a material change in an operating policy affecting the Fund.

The Fund may not, as a matter of fundamental policy:

1)
With respect to 75% of its total assets, (a) invest more than 5% of its total assets (taken at market value at the time of each investment) in the securities of any one issuer, nor (b) purchase more than 10% of the outstanding voting securities of an issuer, except that such restrictions shall not apply to securities issued or guaranteed by the U.S. Government or its agencies.

2)	Invest more than 25% of its total assets in securities or issuers in any one industry. This restriction does not apply to U.S. Government securities.

3)
Borrow money, except that the Fund may (i) enter into reverse repurchase agreements, (ii) borrow money only from a bank and only in an amount up to one-third of the value of the Fund’s total assets, and (iii) borrow money in an additional amount up to 5% of the value of the Fund’s assets on a secured or unsecured basis from banks for temporary or emergency purposes.

4)
Loan money, except by the purchase of bonds and other debt obligations or by engaging in repurchase agreements.  However, the Fund may lend its securities in an amount up to one-third of its total assets to qualified brokers, dealers or institutions (provided that such loans are fully collateralized at all times).

5)	Issue senior securities, as defined in the 1940 Act.

6)	Underwrite securities of others, except to the extent that the Fund may be considered an underwriter within the meaning of the Securities Act of 1933 in the disposition of restricted securities.

7)
Purchase real estate unless acquired as a result of the ownership of securities or instruments, but this restriction shall not prohibit the Fund from purchasing securities issued by entities or investment vehicles that own or deal in real property or interests therein, or instruments secured by real estate or interest therein.

8)
Purchase or sell physical commodities or commodity futures contracts, except as permitted by the 1940 Act, and as interpreted or modified by regulatory authority having jurisdiction, from time to time.

With respect to Item 8 above, while the Fund has reserved the authority to invest in commodities and commodities futures contracts to the extent permitted by the 1940 Act, the Advisor has no present intention to utilize investments of this type for the Fund.

Temporary Defensive Position.  The Fund may take a temporary defensive position when the securities markets are experiencing excessive volatility, a speculative increase in value, or when other conditions adverse to the Fund’s investment strategy exist.  In such cases, the Fund may invest in U.S. Government securities, agency securities, commercial paper, repurchase agreements, or other short-term money market instruments.

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Under some circumstances, the Fund may best pursue its investment goal by holding a higher cash balance than it would hold during ideal market conditions.  The Fund may choose to maintain significant cash balances.  Like all portfolio decisions, the decision of the Fund’s manager to maintain a cash balance may ultimately help or hinder the ability of the Fund to meet its investment goals.

Portfolio Turnover.  Typically, the Fund focuses on making long-term investments rather than engaging in short-term trading strategies.  The Fund calculates its portfolio turnover rates by dividing the lesser of portfolio purchases or portfolio sales, excluding short-term securities, by the average month-end value of portfolio securities owned by the Fund during the fiscal year.

The Fund’s portfolio turnover will vary from year to year based upon market conditions and factors affecting the particular securities held in the portfolio.  It is the operating policy of the Fund to hold its securities at least as long as they remain undervalued, and to benefit from the lower transaction costs and more favorable tax rates available to long-term holders of equity securities.  However, when circumstances warrant, securities will be sold without regard to the duration of their holding period.  The portfolio turnover rates for the Fund for the fiscal years ended December 31, 2015 and 2014 were 30% and 32%, respectively.

Disclosure of Portfolio Holdings. To prevent the misuse of nonpublic information about the Fund’s portfolio holdings, and provide fair disclosure to all investors, it is the policy of the Fund and its affiliated persons not to disclose to third parties nonpublic information of a material nature about the Fund’s specific portfolio holdings.

Disclosure of nonpublic information about the Fund’s specific portfolio holdings may be made when the Fund has a legitimate business purpose for making the disclosure, such as making disclosures to the Fund’s service providers to facilitate the performance of their duties to the Fund.  Nonpublic information about the Fund’s portfolio holdings is made available to the Fund’s Advisor, brokers, custodian, printer, accountants, transfer agent and counsel and, as applicable, each of their respective affiliates and advisers.  These service providers have either an explicit duty to keep the information confidential pursuant to a confidentiality agreement, or an implied duty to keep the information confidential pursuant to instructions from the Fund to keep the information confidential.  In order for the Fund to disclose nonpublic information about specific portfolio holdings, in addition to a legitimate business purpose, the Fund must also have a reasonable belief that the recipient(s) will refrain from trading on the basis of material nonpublic information that may be included in these disclosures.

The Fund cannot guarantee that third parties will honor instructions or conform to explicit duties to keep nonpublic portfolio holdings information confidential.  It is possible that a third party may not honor its confidentiality obligation, in which case the Fund may lose an investment advantage it might have otherwise had, had the third party honored its confidentiality agreement or honored the Fund’s instructions.

In addition, the Fund’s executive officers, or their designee(s), may authorize disclosure of the Fund’s portfolio holdings to other persons after considering:  the anticipated benefits and costs to the Fund and its shareholders, the purpose of the disclosure, and any conflicts of interest between the Fund’s shareholders and the interests of the Advisor and any of its affiliates.  Disclosure of nonpublic portfolio holdings to third parties may only be made if an executive officer determines that such disclosure is not impermissible under applicable law or regulation.  If an executive officer has authorized the disclosure of the Fund’s nonpublic portfolio holdings, the officer will promptly report such authorizations to the Fund’s Chief Compliance Officer.  The Chief Compliance Officer will report such authorizations to the Board.  If the Board determines that the authorization was inconsistent with the Fund’s policy, the Chief Compliance Officer will take appropriate actions to cease the disclosure.

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The Fund has procedures for preventing the unauthorized disclosure of material nonpublic information about the Fund’s portfolio holdings and prohibits any person from receiving compensation or consideration of any kind in connection with any disclosures of portfolio holdings.  The Fund and the Advisor have adopted a code of ethics that prohibits Fund or advisory personnel from using non-public information for their personal benefit.

The Fund publicly files a portfolio report on a quarterly basis, either by way of a shareholder report or a filing on Form N-Q, within 60 days of the end of each fiscal quarter.  These reports are available to the public by calling the Fund at (800) 528-3780, and on the SEC’s website at www.sec.gov.

Risk Factors and Special Considerations

Common Stock.  Shares of common stock represent units of ownership in a corporation. Owners of common stock are typically entitled to vote on the selection of directors and other important matters as well as to receive dividends on their holdings (if applicable). In the event of liquidation of the corporation, the claims of secured and unsecured creditors and owners of bonds and preferred stock take precedence over the claims of those who own common stock. Increases and decreases in earnings are usually reflected in a corporation’s stock price, so shares of common stock generally have the greatest appreciation and depreciation potential of all corporate securities.

Currency Exchange Transactions.  The Fund may buy and sell securities denominated in currencies other than the U.S. dollar and receive interest, dividends and sale proceeds in currencies other than the U.S. dollar.  The Fund may, from time to time, enter into currency exchange transactions to convert to and from different foreign currencies and to convert foreign currencies to and from the U.S. dollar. The Fund either enters into these transactions on a spot (i.e., cash) basis at the spot rate prevailing in the foreign currency exchange market or uses forward contracts to purchase or sell foreign currencies.

Forward Currency Exchange Contracts.  The Fund may enter into foreign currency exchange contracts. A forward currency exchange contract (forward contract) is an obligation by the Fund to purchase or sell a specific currency at a future date. Forward foreign currency exchange contracts establish an exchange rate at a future date. These contracts are transferable in the interbank market conducted directly between currency traders (usually large commercial banks and brokerages) and their customers. A forward contract may not have a deposit requirement and may be traded at a net price without commission. The Fund maintains with its custodian a segregated account of cash or liquid securities in an amount at least equal to its obligations under each forward contract. Neither spot transactions nor forward contracts eliminate fluctuations in the prices of the Fund’s securities or in foreign exchange rates, or prevent loss if the prices of these securities should decline.

The Fund may enter into currency hedging transactions in an attempt to protect against changes in currency exchange rates between the trade and settlement dates of specific securities transactions or changes in currency exchange rates that would adversely affect the Fund’s position or an anticipated investment position. Since consideration of the prospect for currency parities will be incorporated into the Advisor’s long-term investment decisions, the Fund will not routinely enter into currency hedging transactions with respect to securities transactions; however, the Advisor believes that it is important to have the flexibility to enter into currency hedging transactions when it determines that the transactions would be in the Fund’s best interest. Although these transactions tend to minimize the risk of loss due to a decline in the value of the hedged currency, at the same time they tend to limit any potential gain that might be realized should the value of the hedged currency increase. The precise matching of the forward contract amounts and the value of the securities involved will not generally be possible because the future value of such securities in foreign currencies will change as a consequence of market movements in the value of such securities between the date the forward contract is entered into and the date it matures. The projection of currency market movements is extremely difficult, and the successful execution of a hedging strategy is highly uncertain.

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Forward contracts may reduce the potential gain from a positive change in the relationship between the U.S. dollar and foreign currencies. Unanticipated changes in currency prices may result in poorer overall performance for the Fund than if it had not entered into such contracts. The use of forward contracts may not eliminate fluctuations in the underlying U.S. dollar equivalent value of the prices of or rates of return on the Fund’s foreign currency denominated fund securities and the use of such techniques will subject the Fund to certain risks.

The matching of the increase in value of a forward contract and the decline in the U.S. dollar equivalent value of the foreign currency denominated asset that is the subject of the hedge generally will not be precise. In addition, the Fund may not always be able to enter into forward contracts at attractive prices and this will limit the Fund’s ability to use such contracts to hedge or cross-hedge its assets. The Fund’s cross-hedges would generally entail hedging one currency to minimize or eliminate the currency risk of another, correlated currency. Also, with regard to the Fund’s use of cross-hedges, there can be no assurance that historical correlations between the movement of certain foreign currencies relative to the U.S. dollar will continue.

Thus, at any time a poor correlation may exist between movements in the exchange rates of the foreign currencies underlying the Fund’s cross-hedges and the movements in the exchange rates of the foreign currencies in which the Fund’s assets that are the subject of such cross-hedges are denominated.

Options on Securities. The Fund may purchase or write a put or call option on securities.  Normally, the Fund will only write “covered” options, which means writing an option for securities the Fund owns, but may write uncovered options for cross-hedging purposes. The Fund may also write an option if a bond held by the Fund is convertible into the underlying security on which the option is being written.

When the Fund writes a covered call option, it gives the purchaser of the option the right to buy the security at the price specified in the option (the “exercise price”) by exercising the option at any time during the option period. If the option expires unexercised, the Fund will realize income in an amount equal to the premium received for writing the option. If the option is exercised, the Fund must sell the security to the option holder at the exercise price. By writing a covered call option, the Fund forgoes, in exchange for the premium less the commission (net premium), the opportunity to profit during the option period from an increase in the market value of the underlying security above the exercise price. In addition, the Fund may continue to hold a stock which might otherwise have been sold to protect against depreciation in the market price of the stock.

A put option sold by the Fund is covered when, among other things, cash or securities acceptable to the broker are placed in a segregated account to fulfill the Fund’s obligations. When the Fund writes a covered put option, it gives the purchaser of the option the right to sell the underlying security to the Fund at the specified exercise price at any time during the option period. If the option expires unexercised, the Fund realizes income in the amount of the premium received for writing the option. If the put option is exercised, the Fund must purchase the underlying security from the option holder at the exercise price. By writing a covered put option, the Fund, in exchange for the net premium received, accepts the risk of a decline in the market value of the underlying security below the exercise price. The Fund will only write put options involving securities for which a determination is made at the time the option is written that the Fund wishes to acquire the securities at the exercise price.

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The Fund may terminate or cover its obligation as the writer of a call or put option by purchasing an option with the same exercise price and expiration date as the option previously written. This transaction is called a “closing purchase transaction.” The Fund realizes a profit or loss from a closing purchase transaction if the amount paid to purchase an option is less or more, respectively, than the amount received from the sale thereof. To close out a position as a purchaser of an option, the Fund may make a “closing sale transaction” which involves liquidating the Fund’s position by selling the option previously purchased. Where the Fund cannot effect a closing purchase transaction, it may be forced to incur brokerage commissions or dealer spreads in selling securities it receives or it may be forced to hold underlying securities until an option is exercised or expires.

When the Fund writes an option, an amount equal to the net premium received by the Fund is included in the liability section of the Fund’s Statement of Assets and Liabilities as a deferred credit. The amount of the deferred credit will be subsequently marked to market to reflect the current market value of the option written. The current market value of a traded option is the last sale price or, in the absence of a sale, the mean between the closing bid and asked prices. If an option expires on its stipulated expiration date or if the Fund enters into a closing purchase transaction, the Fund realizes a gain (or loss if the cost of a closing purchase transaction exceeds the premium received when the option was sold) and the deferred credit related to such option is eliminated. If a call option is exercised, the Fund realizes a gain or loss from the sale of the underlying security and the proceeds of the sale are increased by the premium originally received. The writing of covered call options may be deemed to involve the pledge of the securities against which the option is being written. Securities against which call options are written are segregated on the books of the Fund’s custodian.

The Fund may purchase call and put options on any securities in which it may invest. The Fund would normally purchase a call option in anticipation of an increase in the market value of such securities. The purchase of a call option entitles the Fund, in exchange for the premium paid, to purchase a security at a specified price during the option period. The Fund would ordinarily have a gain if the value of the securities increases above the exercise price sufficiently to cover the premium and would have a loss if the value of the securities remains at or below the exercise price during the option period.

The Fund normally purchases put options in anticipation of a decline in the market value of securities in its portfolio (“protective puts”) or securities of the type in which it is permitted to invest. The purchase of a put option entitles the Fund, in exchange for the premium paid, to sell a security, which may or may not be held in the Fund’s holdings, at a specified price during the option period. The purchase of protective puts is designed merely to offset or hedge against a decline in the market value of the Fund’s holdings. Put options also may be purchased by the Fund for the purpose of benefiting from a decline in the price of securities which the Fund does not own. The Fund ordinarily recognizes a gain if the value of the securities decreases below the exercise price sufficiently to cover the premium and recognizes a loss if the value of the securities does not sufficiently decline. Gains and losses on the purchase of protective put options tend to be offset by countervailing changes in the value of underlying Fund securities.

The hours of trading for options on securities may not conform to the hours during which the underlying securities are traded. To the extent that the option markets close before the markets for the underlying securities, significant price and rate movements can take place in the underlying securities markets that cannot be reflected in the option markets. It is impossible to predict the volume of trading that may exist in such options, and there can be no assurance that viable exchange markets will develop or continue.

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The Fund may engage in over-the-counter options (“OTC Options”) transactions with broker-dealers who make markets in these options. The ability to terminate OTC Options positions is more limited than with exchange-traded option positions because the predominant market is the issuing broker rather than an exchange, and may involve the risk that broker-dealers participating in such transactions will not fulfill their obligations. To reduce this risk, the Fund will purchase such options only from broker-dealers who are primary government securities dealers recognized by the Federal Reserve Bank of New York and who agree to (and are expected to be capable of) entering into closing transactions, although there can be no guarantee that any such option will be liquidated at a favorable price prior to expiration. The Advisor will monitor the creditworthiness of dealers with which the Fund enters into such options transactions under the general supervision of the Fund’s Trustees.

Options on Securities Indices. An option on a securities index is similar to an option on a security except that, rather than taking or making delivery of a security at a specified price, an option on a securities index gives the holder the right to receive, upon exercise of the option, an amount of cash if the closing level of the chosen index is greater than (in the case of a call) or less than (in the case of a put) the exercise price of the option.

Cross-hedging is a technique used in a variety of markets in an attempt to counter the risk of one instrument by taking a risk offsetting position in another instrument whose risk characteristics do not perfectly offset the position to be hedged. Among the risks in a cross-hedge are that different maturities of the offsetting positions will lead to a maturity mismatch, that the market for one of the instruments will be illiquid with correspondingly larger price fluctuations, or that differences in credit quality will affect the cross-hedge basis.

Investment Companies. The Fund may acquire securities issued by other investment companies to the extent permitted by the 1940 Act and the rules and regulations and interpretations thereunder. As a shareholder of another investment company, the Fund would bear its pro rata portion of that company’s advisory fees and other expenses. Such fees and expenses will be borne indirectly by the Fund’s shareholders.

Short Sales.  The Fund may make short sales as a part of overall portfolio management or to offset a potential decline in the value of a security. A short sale involves the sale of a security that the Fund does not own, or if the Fund owns the security, is not to be delivered upon consummation of the sale. When the Fund makes a short sale of a security that it does not own, it must borrow from a broker-dealer the security sold short and deliver the security to the broker-dealer upon conclusion of the short sale.

If the price of the security sold short increases between the time of the short sale and the time the Fund replaces the borrowed security, the Fund will incur a loss; conversely, if the price declines, the Fund will realize a short-term capital gain. Although the Fund’s gain is limited to the price at which it sold the security short, its potential loss is theoretically unlimited.  Short sales potentially expose the Fund to the risk of the underlying security being called back by the broker-dealer, in which case the Fund would be required to cover its short-sale position regardless of whether the security is covered at a profit or a loss.

Defaulted or Bankrupt Securities.  The Fund may invest in securities that are in, have been in or are about to enter default or bankruptcy or are otherwise experiencing severe financial or operational difficulties.  Investment by the Fund in defaulted securities poses the risk of loss should nonpayment of principal and interest continue in respect of such securities.  Even if such securities are held to maturity, recovery by the Fund of its initial investment and any anticipated income or appreciation will be uncertain.  If an issuer of a security defaults, the Fund may incur additional expenses to seek recovery.  In addition, periods of economic uncertainty would likely result in increased volatility for the market prices of lower quality securities as well as the Fund’s net asset value (“NAV”) .

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Although defaulted or bankrupt securities may already be trading at substantial discounts to prior market values, there is significant risk that the financial, legal or other status of the issuer may deteriorate even further.  Access to financing is more difficult for distressed issuers, and relationships with customers and vendors often get worse as the issuer’s financial posture weakens.  Financial restructurings are subject to numerous factors beyond the control or anticipation of any of the parties involved, and the eventual timing and form of restructuring may be far different than anticipated by the Advisor.

Furthermore, publicly available information concerning defaulted or bankrupt securities is often less extensive and less reliable in comparison to other securities.  Consequently, the market for these assets is often inefficient in comparison to securities traded on major securities exchanges and short-term volatility can be extreme.

Borrowing and Leveraging.  The Fund may borrow up to 33 1/3% of its assets in order to meet redemption requests or to make investments (a practice known as “leveraging”).  Borrowing may be unsecured.  The 1940 Act requires the Fund to maintain continuous asset coverage of 300% of the amount borrowed.  If the 300% asset coverage should decline as a result of market fluctuations or other reasons, the Fund will be required to sell some of its portfolio holdings within three days to reduce the debt and restore the 300% asset coverage, even though it may be disadvantageous from an investment standpoint to sell securities at that time.  Borrowed funds are subject to interest costs that may or may not be offset by amounts earned on the borrowed funds.  The Fund may also be required to maintain minimum average balances in connection with such borrowing or to pay a commitment or other fees to maintain a line of credit; either of these requirements would increase the cost of borrowing over the stated interest rate.  The Fund may, in connection with permissible borrowings, transfer, as collateral, its portfolio securities.  The Fund may also borrow money in an additional amount up to 5% of the value of its assets at the time of such borrowings for temporary or emergency purposes.

The Fund may use leverage to increase potential returns. Leverage involves special risks and may involve speculative investment techniques. For example, leveraging may exaggerate the effect on NAV of any increase or decrease in the market value of the Fund’s portfolio.  Money borrowed for leveraging will be subject to interest costs that may or may not be recovered by appreciation of the securities purchased; in certain cases, interest costs may exceed the return received on the securities purchased, which will reduce net income.

Restricted/Illiquid Securities. The Fund may invest in securities acquired in a privately negotiated transaction directly from the issuer or a holder of the issuer’s securities and which, therefore, could not ordinarily be sold by the Fund except in another private placement or pursuant to an effective registration statement under the Securities Act of 1933 or an available exemption from such registration requirements, which may include Rule 144A.  Rule 144A securities are securities that are restricted as to resale among those eligible institutional investors that are referred to in Rule 144A under the Securities Act of 1933 as “qualified institutional buyers” (or “QIBs”).

The Fund will not invest in illiquid securities that will cause the then aggregate value of all such securities to exceed 15% of the value of the Fund’s net assets, and such limitation will apply at all times, not just at the time of initial purchase.  A security is illiquid if it cannot be disposed of within seven days at approximately the amount at which the security is valued by the Fund.

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Restricted and illiquid securities are valued by the Advisor in accordance with procedures approved by the Board in a manner intended to reflect the fair market value of such securities.

Investments in restricted and illiquid securities involve certain risks.  Investments in Rule 144A securities could have the effect of increasing the amount of the Fund’s assets invested in illiquid securities if QIBs are unwilling to purchase these Rule 144A securities and the securities are not deemed liquid.  Illiquid securities may be difficult to dispose of at a fair price when the Fund believes that it is desirable and timely to do so.  The market prices of illiquid securities are generally more volatile than those for more liquid securities.

Lending Portfolio Securities.  The Fund may lend portfolio securities to brokers, dealers and financial institutions to the extent permitted by the 1940 Act or the rules and regulations thereunder (as such statute, rules or regulations may be amended from time to time) or by guidance regarding, interpretations of, or exemptive orders under, the 1940 Act.  The Fund may lend portfolio securities in an amount up to 33 1/3% of its total assets.

The Fund complies with the view of the staff of the SEC that a mutual fund may engage in such loan transactions only if:  (i) the Fund receives initial collateral in the form of cash or securities issued or guaranteed by the U.S. government or its agencies or instrumentalities having a market value not less than (A) 102% of the market value of domestic U.S. loaned securities or (B) 105% of the market value of foreign equity loaned securities; (ii) the borrower must increase the collateral whenever the market value of the securities loaned (determined daily) rises above the value of the collateral; (iii) after giving notice, the Fund must be able to terminate the loan at any time; (iv) the Fund must receive reasonable interest on the loan or a flat fee from the borrower, as well as amounts equivalent to any dividends, interest or other distributions on the securities loaned and to any increase in market value; (v) the Fund may pay only reasonable fees in connection with the loan; and (vi) the Fund must be able to vote proxies on the securities loaned, either by terminating the loan or by entering into an alternative arrangement with the borrower.

Foreign Securities.  The Fund may invest in the securities of foreign companies. Financial market fluctuations in any country where the Fund has investments will likely affect the value of the securities that the Fund owns in that country.  These movements will affect the Fund’s share price and investment performance.  The political, economic, and social structures of some countries may be less stable and more volatile than those in the United States.  The risks of foreign markets include currency fluctuations, possible nationalization or expropriation of assets, imposition of extraordinary taxation or exchange controls, political or social instability, unfavorable diplomatic developments, and certain custody and settlement risks.  In addition to these risks, many foreign markets have less trading volume and less liquidity than the U.S. markets, and therefore prices in foreign markets can be highly volatile.

Foreign markets may also have less protection for investors than the U.S. markets.  Other risk considerations include: less available information than is generally the case in the United States, higher transaction costs, less government supervision of exchanges, brokers and foreign issuers, difficulty in enforcing contractual obligations and shareholder rights and lack of uniform accounting and auditing standards.  There is no assurance that the Fund will be able to anticipate these risks or counter their effects.

Lower-Rated Debt Securities. Investment in lower-rated and unrated debt securities can involve a substantial risk of loss.  These securities, which are rated below investment grade, are considered to be speculative with respect to the issuer’s ability to pay interest and principal and they are susceptible to default or decline in market value due to adverse economic and business developments.  The market values for lower-rated securities tend to be volatile and these securities are generally much less liquid than investment-grade debt securities.  When a bond issuer encounters financial distress, it may default on bond payments or file a bankruptcy petition.  Defaulted or bankrupt bonds are typically replaced with new securities, either shares of stock or a new bond issue, as part of a financial restructuring or bankruptcy reorganization.  The risks in these securities include:  loss of income, uncertain timing of implementing a new financing plan, legal uncertainties, variations in state bankruptcy laws, difficulty of valuing the assets of a distressed company, possible management changes, and risks in the amount of and value of new securities to be received.  Some companies do not recover from severe financial distress and are liquidated; these situations may result in a total loss of the Fund’s investment in the security.

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Convertible Securities.  Convertible securities have general characteristics similar to both fixed-income and equity securities.  Yields for convertible securities tend to be lower than for non-convertible debt securities but higher than for common stocks.  Although to a lesser extent than with fixed-income securities generally, the market value of convertible securities tends to decline as interest rates increase and, conversely, tends to increase as interest rates decline.  In addition, because of the conversion feature, the market value of convertible securities tends to vary with fluctuations in the market value of the underlying security and therefore also will react to variations in the general market for equity securities and the operations of the issuer.  While no securities investments are without risk, investments in convertible securities generally entail less risk than investments in common stock of the same issuer, although the extent to which such risk is reduced depends in large measure upon the degree to which the convertible security sells above its value as a fixed-income security.  Convertible securities generally are subordinated to other similar but non-convertible securities of the same issuer, although convertible bonds, as corporate debt obligations, enjoy seniority in right of payment to all equity securities, and convertible preferred stock is senior to common stock of the same issuer.  However, because of the subordination feature, convertible bonds and convertible preferred stock typically have lower ratings than similar non-convertible securities.

Real Estate Investment Trusts.  The Fund may invest in real estate investment trusts (“REITs”).  REITs are pooled investment vehicles that invest primarily in income-producing real estate or real estate related loans or interests. REITs are generally classified as equity REITs, mortgage REITs or a combination of equity and mortgage REITs. Equity REITs invest the majority of their assets directly in real property and derive income primarily from the collection of rents. Equity REITs can also realize capital gains by selling properties that have appreciated in value. Mortgage REITs invest the majority of their assets in real estate mortgages and derive income from the collection of interest payments. Similar to investment companies, REITs are not taxed on income distributed to shareholders provided they comply with several requirements of the Code. The Fund will indirectly bear its proportionate share of expenses incurred by REITs in which the Fund invests in addition to the expenses incurred directly by the Fund.

Preferred Stock.  The Fund may invest in shares of preferred stock.  Preferred shares generally pay dividends at a specified rate and generally have preference over common shares in the payments of dividends and the liquidation of an issuer’s assets.  Dividends on preferred shares are generally payable at the discretion of the issuer’s board of directors.  Accordingly, shareholders may suffer a loss of value if dividends are not paid.  The market prices of preferred shares are also sensitive to changes in interest rates and in the issuer’s creditworthiness.  Accordingly, shareholders may experience a loss of value due to adverse interest rate movements or a decline in the issuer’s credit rating.  Preferred stock also may be subject to fluctuations in market value due to changes in market participants’ perceptions of the issuer’s ability to continue to pay dividends, than debt of the same issuer.

The Fund’s Exercise of Its Shareholder Rights.  The Fund may exercise its rights as a shareholder in any of its portfolio companies and communicate its views on important matters of policy to management, the board of directors and other shareholders of those companies if the Fund or the Board of Trustees determines that such matters could have a significant effect on the value of the Fund’s investment in those companies.

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From time to time, the Fund may engage in activities in conjunction with other shareholders or interested parties which may include, among others, supporting or opposing proposed changes in a company’s structure; seeking changes in a company’s board or management; seeking the sale or reorganization of a company or a portion of its assets; or supporting or opposing third party attempts to acquire or control a company.

Recent Fixed-Income Market Events. The U.S. Government has implemented various measures designed to stabilize the U.S. economy in recent years, including keeping the federal funds rate at or near zero percent and purchasing large quantities of securities issued or guaranteed by the U.S. Government, its agencies and instrumentalities on the open market (quantitative easing).  As the Board of Governors of the Federal Reserve System reduces quantitative easing and/or raises the federal funds rate, there is a risk that interest rates across the U.S. financial system will rise.  These policy changes may expose debt instruments and related markets to heightened volatility and may reduce liquidity for certain Fund investments, which could cause the value of the Fund’s investments and share price to decline.  To the extent that the Fund experiences high redemptions because of these policy changes, the Fund may experience increased portfolio turnover, which will increase the costs that the Fund incurs and may lower the Fund’s performance.

Cybersecurity Risk.  With the increased use of technologies such as the Internet to conduct business, the Fund is susceptible to operational, information security and related risks. In general, cyber incidents can result from deliberate attacks or unintentional events. Cyber attacks include, but are not limited to, gaining unauthorized access to digital systems (e.g., through “hacking” or malicious software coding) for purposes of misappropriating assets or sensitive information, corrupting data, or causing operational disruption. Cyber attacks may also be carried out in a manner that does not require gaining unauthorized access, such as causing denial-of-service attacks on websites (i.e., efforts to make network services unavailable to intended users). Cyber incidents affecting the Fund or its service providers have the ability to cause disruptions and impact business operations, potentially resulting in financial losses, interference with the Fund’s ability to calculate its NAV, impediments to trading, the inability of Fund shareholders to transact business, violations of applicable privacy and other laws, regulatory fines, penalties, reputational damage, reimbursement or other compensation costs, or additional compliance costs. Similar adverse consequences could result from cyber incidents affecting issuers of securities in which the Fund invests, counterparties with which the Fund engages in transactions, governmental and other regulatory authorities, exchange and other financial market operators, banks, brokers, dealers, insurance companies and other financial institutions (including financial intermediaries and service providers for Fund shareholders) and other parties. In addition, substantial costs may be incurred in order to prevent any cyber incidents in the future. While the Fund’s service providers have established business continuity plans in the event of, and risk management systems to prevent, such cyber incidents, there are inherent limitations in such plans and systems including the possibility that certain risks have not been identified. Furthermore, the Fund cannot control the cyber security plans and systems put in place by its service providers or any other third parties whose operations may affect the Fund or its shareholders. The Fund and its shareholders could be negatively impacted as a result.

MANAGEMENT OF THE FUND

Board of Trustees.  The operations of the Fund are supervised by the Board of Trustees, who is responsible for representing the interests of the Fund’s shareholders. The Trustees’ duties are established by state and federal law.  In general, Trustees have a duty to exercise care and prudent business judgment in their oversight of the Fund.  Trustees also have a duty to exercise loyalty to the Fund’s shareholders which requires them to act in good faith, avoid unfair dealing, and resolve any conflicts of interest in favor of the Fund and its shareholders.

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The Board has four members, three of whom are not “interested persons” as that term is defined in Section 2(a)(19) of the 1940 Act (“Independent Trustees”).  The remaining Trustee is also an officer and majority director of the Fund’s investment advisor and is, therefore, considered to be an “interested person” of the Fund (“Interested Trustee”).  The Board annually elects the officers of the Trust to actively supervise the day-to-day operations of the Fund.  The Trustees serve for an indefinite period.

Information about each Trustee and officer of the Fund is provided in the table below:

Name, Year of Birth, and Address	Position(s) Held with the Fund	Term of Office and Length of Time Served	Principal Occupation During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During the Past 5 Years
Independent Trustees*
Eskander Matta Born: 1970 c/o Aegis Financial Corporation 6862 Elm Street, Suite 830 McLean, VA 22101	Trustee	Since 2003	President North America of Dragonmarts Co. Ltd since 2012; Vice President of ebusiness, Blue Shield of California (2008 – 2012); Senior Vice President of Internet Services Group, Wells Fargo & Co. (2002 – 2008).	1	Director of Aegis Value Fund, Inc. (1997 – 2014).

David A. Giannini Born: 1953 c/o Aegis Financial Corporation 6862 Elm Street, Suite 830 McLean, VA 22101	Trustee	Since 2006	Institutional equity sales and research with Scarsdale Equities since 2006.	1	Director of Aegis Value Fund, Inc. ( 2006 – 2014).

V. Scott Soler Born: 1969 c/o Aegis Financial Corporation 6862 Elm Street, Suite 830 McLean, VA 22101	Trustee	Since 2007	Co-owner at Limestone Value Partners, LLC (SEC-registered investment adviser) since 2011; Managing Director and Senior Advisor of Quantum Energy Partners (2006 – 2011).	1	Ceritas II (2007 – 2011); Merchant Energy Holdings (2007 – 2012); Director of Aegis Value Fund, Inc. ( 2007 – 2014).

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Name, Year of Birth, and Address	Position(s) Held with the Fund	Term of Office and Length of Time Served	Principal Occupation During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During the Past 5 Years
Interested Trustee**
Scott L. Barbee Born: 1971 c/o Aegis Financial Corporation 6862 Elm Street, Suite 830 McLean, VA 22101	President Trustee Treasurer Secretary	Since 2009 Since 2003 2003 – 2008 2006 – 2008	President of Aegis Financial Corporation since 2009; President of Aegis Value Fund, Inc. since 2009; Treasurer, Secretary and Managing Director of Aegis Financial Corporation (1997 – 2008); Treasurer of Aegis Value Fund, Inc. (1997 – 2009); Secretary of Aegis Value Fund, Inc. (2006 – 2008).	1
Director of Aegis Value Fund, Inc. (1997 – 2014); Director of Donald Smith & Co. (SEC-registered investment adviser) since 2014; Director of The Barbee Family Foundation since 2012; Director of The Donald & Paula Smith Family Foundation since 2014.

Officer of the Fund who is not also a Trustee
Sarah Q. Zhang Born: 1970 c/o Aegis Financial Corporation 6862 Elm Street, Suite 830 McLean, VA 22101	Chief Compliance Officer Treasurer and Secretary	Since 2008 Since 2009	Chief Compliance Officer of Aegis Financial Corporation and Aegis Value Fund, Inc. since 2008; Treasurer and Secretary of Aegis Financial Corporation and Aegis Value Fund, Inc. since 2009.	N/A	N/A
*	The “Independent Trustees” are those Trustees that are not considered “interested persons” of the Trust, as that term is defined in the 1940 Act.
**	Mr. Barbee is considered to be an “Interested Trustee” because of his affiliation with the Advisor.

Leadership Structure and the Board of Trustees.  The Board is responsible for managing the business affairs of the Trust and the Fund and exercising all of its powers except those reserved for shareholders.  The Board is composed of four Trustees, three of whom are Independent Trustees.  The Independent Trustees meet regularly in executive sessions among themselves and with Fund counsel to consider a variety of matters affecting the Fund. These sessions generally occur prior to, or following, scheduled Trustee meetings and at such other times as the Independent Trustees may deem necessary. Each Trustee attended 100% of the total number of meetings of the Board in the fiscal year ended December 31, 2015 .  As discussed in further detail below, the Board has established three standing committees to assist the Board in performing its oversight responsibilities. The Board has engaged the Advisor to manage the Fund and is responsible for overseeing the Advisor and other service providers to the Trust and the Fund in accordance with the provisions of the 1940 Act and other applicable laws.

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The Trust’s By-Laws do not set forth any specific qualifications to serve as a Trustee. The Nominating Committee Charter sets forth a number of factors that the Nominating and Corporate Governance Committee (“Nominating Committee”) will take into account in considering candidates for membership on the Board, including (but not limited to):  (i) the candidate’s knowledge in matters relating to the investment company industry; (ii) any experience possessed by the candidate as a director/trustee or senior officer of other public companies; (iii) the candidate’s educational background; (iv) the candidate’s reputation for high ethical standards and personal and professional integrity; (v) any specific financial, technical or other expertise possessed by the candidate, and the extent to which such expertise would complement the Board’s existing mix of skills and qualifications; (vi) the candidate’s perceived ability to contribute to the ongoing functions of the Board, including the candidate’s ability and commitment to attend meetings regularly, work collaboratively with other members of the Board and carry out his or her duties in the best interests of the Fund; and (vii) such other factors as the Nominating Committee determines to be relevant in light of the existing composition of the Board and any anticipated vacancies or other factors.  The Nominating Committee Charter also sets forth certain factors that the Nominating Committee may take into account in evaluating potential conflicts of interest. In evaluating a candidate for nomination or election as a Trustee, the Nominating Committee will take into account the contribution that the candidate would be expected to make to the diverse mix of experience, qualifications, attributes and skills that the Nominating Committee believes contributes to good governance for the Fund.

The Chairman of the Board is not an Independent Trustee.  The Trust does not have a lead Independent Trustee. The Chairman’s role is to set the agenda at each Board meeting, preside at all meetings of the Board and to act as a liaison with service providers, officers, attorneys, and other Trustees generally between meetings. The Chairman may also perform other such functions as may be provided by the Board from time to time.

Among the attributes or skills common to all Trustees are their ability to review critically, evaluate, question and discuss information provided to them, to interact effectively with the other Trustees, Advisor, other service providers, counsel and the independent registered public accounting firm, and to exercise effective and independent business judgment in the performance of their duties as Trustees. Each Trustee’s ability to perform his or her duties effectively has been attained through the Trustee’s business, consulting, public service and/or academic positions and through experience from service as a board member of the Trust, public companies or other organizations as set forth above. Each Trustee’s ability to perform his or her duties effectively also has been enhanced by his or her educational background, professional training, and/or other life experiences.

The Board has determined that the Board’s leadership structure is appropriate in light of the characteristics and circumstances of the Trust and the Fund, including factors such as the Fund’s investment strategy and style, the net assets of the Fund, the committee structure of the Trust, and the management, distribution and other service arrangements of the Fund. The Board believes that the current leadership structure permits the Board to exercise informed and independent judgment over matters under its purview, and it allocates areas of responsibility among service providers, committees of Trustees and the full Board in a manner that enhances effective oversight. The Board believes that having a super-majority of Independent Trustees is appropriate and in the best interest of the Fund, and that the Board leadership by Mr. Barbee provides the Board with valuable corporate and financial insights that assist the Board as a whole with the decision-making process. The leadership structure of the Board may be changed, at any time and in the discretion of the Board, including in response to changes in circumstances or the characteristics of the Fund.

Risk Oversight.  The Fund is subject to a number of risks, including investment, compliance, operational, and valuation risks, among others. Day-to-day risk management functions are subsumed within the responsibilities of the Fund’s management, the Advisor and other service providers (depending on the nature of the risk), who carry out the Fund’s investment management and business affairs.

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Risk oversight forms part of the Board’s general oversight of the Fund and is addressed as part of various Board and Committee activities. The Board recognizes that it is not possible to identify all of the risks that may affect the Fund or to develop processes and controls to eliminate or mitigate their occurrence or effects. As part of its regular oversight of the Fund, the Board, directly or through a Committee, interacts with and reviews reports from, among others, Fund’s management, the Advisor, the Chief Compliance Officer of the Fund, and the independent registered public accounting firm for the Fund, as appropriate, regarding risks faced by the Fund and relevant risk functions. The Board has appointed a Chief Compliance Officer who oversees the implementation and testing of the Fund’s compliance program and reports to the Board regarding compliance matters for the Fund and its principal service providers. In addition, as part of the Board's periodic review of the Fund’s advisory and other service provider agreements, the Board may consider risk management aspects of their operations and the functions for which they are responsible. The Board may, at any time and in its discretion, change the manner in which it conducts its risk oversight role.

Committees of the Board.  The Board has three committees: an Audit Committee, a Nominating and Corporate Governance Committee and a Valuation Committee.  The Audit Committee oversees the Trust’s accounting and financial reporting policies and practices and oversees the quality and objectivity of the Trust’s financial statements and the independent audit thereof.  The Committee also pre-approves of all audit and non-audit services to be provided by the independent auditors.  The members of the Audit Committee include all of the Board’s Independent Trustees:  Messrs. Matta (Chairperson), Soler and Giannini.  The Audit Committee met one time during the fiscal year ended December 31, 2015 .

The Nominating and Corporate Governance Committee, also comprised of all of the Independent Trustees, evaluates the qualifications of candidates and makes nominations for Independent Trustee membership on the Board.  In addition, this Committee also performs various tasks related to Board governance procedures, including, without limitation, periodically reviewing Board composition and Trustee compensation, reviewing the responsibilities of Board committees and the need for additional committees.  The Nominating and Corporate Governance Committee does not consider nominees recommended by shareholders.  The Nominating and Corporate Governance Committee did not meet during the fiscal year ended December 31, 2015 .

The Valuation Committee, which is composed of two Independent Trustees, oversees the valuations of portfolio securities and other assets of the Fund.  The Valuation Committee did not meet with respect to the Fund during the fiscal year ended December 31, 2015 .

Share Ownership by Trustees.  As of March 31, 2016, the officers and Trustees of the Fund, as a group, owned approximately 0.57% of the Class A shares of the Fund, and approximately 16.25% of the Class I shares of the Fund.  As of December 31, 2015, the Trustees owned the following dollar amounts of shares in the Fund using the following ranges: None; $1 – $10,000; $10,001 – $50,000; $50,001 – $100,000; and Over $100,000.

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Name of Trustee	Dollar Range of Shares in the Fund*
Independent Trustees
Eskander Matta	Over $100,000
David A. Giannini	$50,001 – $100,000
V. Scott Soler	Over $100,000
Interested Trustee
Scott L. Barbee	Over $100,000

*	The Fund is the only series of the Trust.

Compensation.  The Trust does not pay any fees or compensation to its officers or Interested Trustee, but the Independent Trustees each receive a fee of $1,000 for each meeting of the Board of Trustees which they attend and $500 for each committee meeting.  In addition, the Trust reimburses its Independent Trustees for reasonable travel or incidental expenses incurred by them in connection with their attendance at Board meetings.  The Trust offers no retirement plan or other benefits to its Trustees.

The following table sets forth information regarding compensation of the Independent Trustees by the Fund for the fiscal year ended December 31, 2015 :

Independent Trustees	Aggregate Compensation from the Fund	Total Compensation from the Fund and Fund Complex Paid to Trustees
Eskander Matta	$4,500	$9,500
David A. Giannini	$4,500	$9,500
V. Scott Soler	$4,500	$7,500

Codes of Ethics.  Rule 17j-1 under the 1940 Act is designed to prevent abuses that could occur as a result of conflicts of interest arising out of personal trading by persons involved with, or with access to, information about the Trust’s investment activities.  The Board of Trustees and the Advisor have adopted detailed Codes of Ethics regarding personal investing by their personnel pursuant to Rule 17j-1.  The Codes of Ethics apply to the personal investing activities of Trustees, officers, and certain employees (“access persons”).  Under the Codes of Ethics, access persons are permitted to engage in personal securities transactions, but are required to receive prior approval of each transaction in a non-exempt security, and are required to report their non-exempt personal securities transactions on a quarterly basis for monitoring purposes.  Copies of the Codes of Ethics are on file with the SEC and are available to the public.

The Advisor’s Code of Ethics is also designed to comply with the Investment Advisers Act of 1940, as amended.  The Board of Trustees has reviewed and approved the Advisor’s Code of Ethics.

PROXY VOTING POLICY

In accordance with a proxy voting policy approved by the Fund’s Board of Trustees, the Advisor votes proxies in a manner that it believes best serves the interest of the Fund’s investors in their capacity as shareholders of a company. As the Fund’s investment advisor, the Advisor is primarily concerned with maximizing the value of the Fund’s investment portfolio.  Consequently, the Advisor has voted and will continue to vote the Fund’s proxies based on the principle of maximizing shareholder value.  From time to time, the Advisor may abstain from voting where it determines that the costs associated with voting a proxy outweigh the benefits derived from exercising the right to vote.

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All proxies are reviewed by the Advisor’s designated Proxy Officer.  The Proxy Officer votes the proxies in accordance with the result he or she believes is consistent with maximizing the return of the Fund’s investment portfolio.  As a general matter, the Advisor typically votes the Fund’s proxies in favor of routine corporate housekeeping proposals including the election of directors (where no corporate governance issues are implicated).  The Advisor generally votes against proposals for compensation plans deemed to be excessive.  For all other proposals, the Advisor foremost considers the economic benefit of the proposal to the Fund’s shareholders to determine whether the proposal is in the best interest of shareholders and may take into account the following factors, among others: (i) whether the proposal was recommended by management and the Advisor’s opinion of management; (ii) whether the proposals act to entrench existing management; and (iii) whether the proposal fairly compensates management for past and future performance.

In the event a decision to vote a proxy cannot be addressed by the existing proxy voting policy, the Proxy Officer will consult with the Portfolio Manager to decide how to vote a proxy.  The Proxy Officer will periodically review new types of corporate governance issues and inform the principals of the Advisor regarding issues that are not clearly covered by the proxy voting policy.  Upon being so informed, the principals of the Advisor will decide upon appropriate policy changes.

Conflicts of Interest.  The Advisor is sensitive to conflicts of interest that may arise in the proxy decision making process.  In proxy voting, there are many potential conflicts of interest between management and shareholders.  The Advisor seeks to protect the interests of its clients independently of the views expressed by management of a portfolio company and is committed to resolving all conflicts in its clients’ collective best interest.  Material conflicts will be reviewed and resolved with outside counsel.

How to Obtain the Fund’s Proxy Voting Record.  Information regarding how the Advisor voted proxies relating to the Fund’s portfolio securities during the most recent 12-month period ending June 30 is available without charge by calling the Fund at (800) 528‑3780, and on the SEC’s website at www.sec.gov.

PRINCIPAL HOLDERS OF SHARES

Principal Shareholders.  A principal shareholder is any person who owns of record or beneficially 5% or more of the outstanding shares of the Fund.  Control persons are persons deemed to control the Fund because they own beneficially over 25% of the outstanding shares of the Fund.  Shareholders with a controlling interest could affect the outcome of proxy voting or the direction of management of the Fund. The Fund does not know of any person who owns beneficially or through controlled companies more than 25% of the Fund’s shares or who acknowledges the existence of control.  As of March 31, 2016, the following shareholders were considered to be principal shareholders of the Fund.

Class A

Name and Address	Percentage Ownership	Type of Ownership

Equity Trust Co. For The Exclusive Benefit Of Its Customers P.O. Box 451249 Cleveland, OH 44145	88.43%	Record

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Name and Address	Percentage Ownership	Type of Ownership
Stifel Nicolaus & Co., Inc. For The Exclusive Benefit Of Its Customers 501 North Broadway St. Louis, MO 63102	5.87%	Record
Class I

Name and Address	Percentage Ownership	Type of Ownership

Pershing LLC For The Exclusive Benefit Of Its Customers P.O. Box 2052 Jersey City, NJ 07303	26.60%	Record
Scott L. Barbee* c/o Aegis Financial Corporation 6862 Elm Street, Suite 830 McLean, VA 22101	15.78%	Beneficial
TD Ameritrade Inc. For The Exclusive Benefit Of Its Customers P.O. Box 2226 Omaha, NE 68103	14.65%	Record
Charles Schwab & Co., Inc. Attn: Mutual Funds For The Exclusive Benefit Of Its Customers 211 Main Street San Francisco, CA 94105	8.71%	Record
National Financial Services LLC For The Exclusive Benefit Of Its Customers 100 Crosby Parkway Covington, KY 41015	5.46%	Record
*Mr. Barbee’s shares are reflected twice in the ownership table above, as they are also reported in the holdings for Pershing LLC.

INVESTMENT ADVISORY AND OTHER SERVICES

Investment Advisor of the Fund.  The Fund is advised by Aegis Financial Corporation (the “Advisor”), under an Investment Advisory Agreement initially approved for a two-year period by the Board of Trustees on October 21, 2013 and approved for a two-year period by the Fund’s initial shareholder on February 27, 2014.  The Investment Advisory Agreement became effective on February 27, 2014, and will continue in effect for a two-year period. Thereafter, the Investment Advisory Agreement will continue in effect from year to year as long as the continuance is approved at least annually (i) by the Trustees or by vote of a majority of the outstanding voting securities of the Fund, and (ii) by a vote of the majority of the Independent Trustees.  The Advisor is a value-oriented investment firm founded in 1994.  Each of the principals of the Advisor serves as an officer and director of the Advisor.  Scott L. Barbee serves as President and a director of the Advisor, and also serves as President and Trustee of the Trust.  Sarah Q. Zhang serves as Secretary/Treasurer and Chief Compliance Officer of the Advisor, and also holds those same positions with the Trust.  Scott L. Barbee is the sole stockholder of the Advisor and is therefore considered to be a “controlling person” of the Advisor.

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Advisory Services.  Under the Investment Advisory Agreement, the Advisor determines the composition of the Fund’s portfolio and supervises the investment management of the Fund. The Advisor also provides investment research and research evaluation and makes and executes recommendations for the purchase and sale of securities.  The Advisor furnishes at its expense all personnel and office equipment necessary for the performance of its obligations under the Investment Advisory Agreement and pays the compensation and expenses of the officers and Trustee of the Fund who are affiliated with the Advisor.

The Fund will bear all of its other expenses, including but not limited to the expenses of rent; telecommunications expense; administrative personnel; interest expense; accounting and legal fees; taxes, registration and governmental fees; fees and expenses of the custodian and transfer agent; brokerage commissions; insurance; expenses of shareholder meetings; and the preparation, printing and distribution to existing shareholders of reports, proxies and prospectuses.

Investment Advisory Fees.  As compensation for its services to the Fund under the Investment Advisory Agreement, the Advisor is entitled to receive an annual advisory fee of 1.20% of the Fund’s average daily net assets.  The Fund pays the advisory fee on a monthly basis, computed based on the Fund’s average daily net assets for the preceding month.

Expense Limitation Agreement. As a means of reducing the Fund’s operating expense ratio, the Advisor has entered into a contractual expense limitation agreement with the Fund pursuant to which the Advisor has agreed to waive fees and/or reimburse the Fund’s expenses through April 30, 2017 in order to limit the Fund’s total operating expenses (brokerage fees, interest expenses, taxes, leverage, acquired fund fees and expenses, front-end or contingent deferred loads, expenses incurred in connection with any merger or reorganization, and dividend and extraordinary expenses) as follows:

Class A	1.75%
Class I	1.50%

The Fund has agreed to repay the Advisor for amounts waived or reimbursed by the Advisor pursuant to the expense limitation agreement provided that such repayment does not cause the Fund’s total annual operating expenses ( excluding brokerage fees, interest expenses, taxes, leverage, acquired fund fees and expenses, front-end or contingent deferred loads, expenses incurred in connection with any merger or reorganization, and dividend and extraordinary expenses) to exceed the following:

Class A	1.75%
Class I	1.50%

Repayment, if any, must be made within three years after the year in which the Advisor incurred the expense.

During the three most recent fiscal years, the Fund paid the Advisor the following advisory fees:

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Year/Period Ended	Advisory Fees Incurred	Fees Waived/Expenses Reimbursed by Advisor	Recouped Fees and Expenses	Net Fees Paid to the Advisor
December 31, 2015	$1,724,837	$47,999	$0	$1,676,838
December 31, 2014	$2,944,116	$27,426	$0	$2,916,690
December 31, 2013*	$1,217,219	$0	$0	$1,217,219
August 31, 2013	$2,468,119	$0	$0	$2,468,119

* Effective October 21, 2013, the Predecessor Fund changed its fiscal year end from August 31 to December 31.  This line item shows the advisory fees paid during the fiscal period from September 1, 2013 to December 31, 2013.

As of December 31, 2015, $75,425 of fees were available to be recovered no later than December 31, 2018, of which $47,999 are recoverable through December 31, 2018 and $27,426 are recoverable through December 31, 2017.

The Fund’s custodian may apply credits against custodial fees in recognition of cash balances of the Fund held by the custodian. These credits may only be used to reduce the Fund’s expenses.  The credits will not be applied to reduce amounts payable to the Fund by the Advisor under its expense limitation agreement with the Fund.

Potential Conflicts of Interest.  The Advisor has adopted policies and procedures that address conflicts of interest that may arise between the Portfolio Manager’s management of the Fund and his management of other funds and accounts.  Potential areas of conflict may include: allocation of investment opportunities and trades among funds and accounts, use of information regarding the timing of the Fund’s trades, personal investing activities, portfolio manager compensation and proxy voting of portfolio securities.  The Advisor has adopted policies and procedures that it believes are reasonably designed to address these conflicts.  However, there is no guarantee that such policies and procedures will be effective or that the Advisor will anticipate all potential conflicts of interest.

The Advisor may pay additional compensation (at its own expense and not as an expense of the Fund) to certain brokers, dealers or other financial intermediaries in connection with the sale or retention of the Fund’s shares and/or shareholder servicing.

Compensation of the Portfolio Manager.  The Portfolio Manager of the Fund, Scott L. Barbee, is paid a salary by the Advisor.  The Portfolio Manager’s fixed salary is not based on the Fund or the other accounts achieving certain performance targets or certain asset values in their portfolios.  As the sole shareholder of the Advisor, Mr. Barbee also receives the overall profits of the Advisor.

Ownership of the Fund by the Portfolio Manager.  As of December 31, 2015 , Mr. Barbee beneficially owned shares of the Fund worth over $1,000,000.

Other Accounts Managed by the Portfolio Manager.  Mr. Barbee is responsible for the day-to-day management of accounts other than the Fund.  Information regarding the other accounts managed by Mr. Barbee, including the number of accounts, the total assets in those accounts and the categorization of the accounts as of the fiscal year ended December 31, 2015 , is set forth in the following table.

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Other Accounts	Total Number of Accounts	Total Assets	Total Number of Accounts with Performance- Based Fees	Total Assets of Accounts with Performance- Based Fees
Registered Investment Companies	0	$0	0	$0
Other Pooled Investment Vehicles	0	$0	0	$0
Other Accounts	86	$64 million	0	$0

DISTRIBUTOR

The Trust and the Advisor entered into a Distribution Agreement with Quasar Distributors, LLC (the “Distributor”), pursuant to which the Distributor serves as principal underwriter for the Fund.  Its principal business address is 615 East Michigan Street, Milwaukee, WI  53202.  U.S. Bank, N.A., USBFS and the Distributor are affiliates.  The Distributor sells the Fund’s shares on a best efforts basis.  Shares of the Fund are offered continuously.  Pursuant to the terms of the Distribution Agreement, the Advisor compensates the Distributor for the services that the Distributor provides to the Fund under the Agreement.   The Fund did not pay any underwriting commissions to the Distributor during the fiscal year ended December 31, 2015 .

DISTRIBUTION PLAN

With respect to the Class A shares of the Fund, the Board has adopted a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act (the “Distribution Plan”).  Pursuant to the Distribution Plan, the Fund may reimburse the Distributor for amounts paid by it of up to an aggregate maximum of 0.25% per annum of the Fund’s average daily net assets for actual expenses incurred in the distribution and promotion of the Class A shares of the Fund, including, but not limited to, the printing of Prospectuses, Statements of Additional Information, reports used for sales purposes, advertisements, expenses of preparation and printing of sales literature, and other distribution-related expenses, or for providing ongoing services to shareholders.

The Distribution Plan may be terminated without penalty at any time by a vote of a majority of the Trustees who are not interested persons of the Trust and who have no direct or indirect financial interest in the operation of the Distribution Plan or in any agreement related to the Distribution Plan (the “Qualified Trustees”) or by a vote of a majority of the Class A outstanding voting securities of the Fund.  The Distribution Plan may be amended at any time by the Board, provided that (i) any material amendments to the Distribution Plan shall be effective only upon approval of the Board and a majority of the Qualified Trustees, pursuant to a vote cast in person at a meeting called for the purpose of voting on the amendment to the Distribution Plan, and (ii) any amendment which increases materially the amount which may be spent by the Fund pursuant to the Distribution Plan shall be effective only upon the additional approval of a majority of the Class A outstanding voting securities of the Fund.

Administration of the Distribution Plan is regulated by Rule 12b-1 under the 1940 Act, which requires that the Board receive and review, at least quarterly, reports concerning the amount and purpose of expenses which are incurred; that the Board, including a majority of the Qualified Trustees, approve all agreements implementing the Distribution Plan; and that the Distribution Plan may be continued from year-to-year only if the Board, including a majority of the Qualified Trustees, concludes at least annually that continuation of the Distribution Plan is likely to benefit shareholders.

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For the fiscal year ended December 31, 2015, the Class A shares of the Fund paid $523 under the Distribution Plan.

These payments were made to dealers for compensation to their representatives and for advertising, sales promotion, marketing expenses and shareholder services such as account maintenance.  A portion of the distribution fees with respect to Class A shares may be used to reimburse the Advisor for advances made on Class A shares and for certain service fees paid by the Advisor.  The Class A shares of the Fund made the following payments under the Distribution Plan for the fiscal year ended December 31, 2015 :

	Advertising/ Marketing	Printing/ Postage	Payment to Distributor	Compensation to Broker‑Dealers	Compensation to Sales Personnel	Interest, Carrying or Other Financing Charges	Other Uses
Class A	$0	$0	$ 0	$ 523	$0	$0	$0

FUND ADMINISTRATOR AND TRANSFER AGENT

U.S. Bancorp Fund Services, LLC (“USBFS”), 615 East Michigan Street, Milwaukee, Wisconsin 53202, serves as administrator (the “Administrator”) to the Fund.  In connection with its duties as Administrator, USBFS prepares and maintains the books, accounts and other documents required by the 1940 Act, calculates the Fund’s NAVs, responds to shareholder inquiries, prepares the Fund’s financial statements, prepares reports and filings with the SEC and with state Blue Sky authorities, furnishes statistical and research data, clerical, accounting and bookkeeping services and stationery and office supplies, keeps and maintains the Fund’s financial accounts and records and generally assists in all aspects of the Fund’s operations.

USBFS acts as the Fund’s transfer agent and dividend disbursing agent.  USBFS also serves as fund accountant for the Fund.  The Fund paid the following amount to USBFS for fund administration services for the fiscal periods listed on the chart below:

Administration Fees Paid
Fiscal Year Ended December 31, 2015	Fiscal Year Ended December 31, 2014	Fiscal Period from September 1, 2013 to December 31, 2013*	Fiscal Year Ended August 31,2013
$104,804	$193,389	$59,383	$146,157
                     * Effective October 21, 2013, the Predecessor Fund changed its fiscal year end to December 31.

CUSTODIAN

U.S. Bank, N.A. (the “Custodian”), 1555 North RiverCenter Drive, Suite 302, Milwaukee, Wisconsin 53212, an affiliate of U.S. Bancorp Fund Services, LLC, serves as custodian of the assets of the Fund pursuant to a Custody Agreement.  Under the Custody Agreement, the Custodian has agreed to (i) maintain a separate account in the name of the Fund; (ii) make receipts and disbursements of money on behalf of the Fund; (iii) collect and receive all income and other payments and distributions on account of the Fund’s portfolio investments; (iv) respond to correspondence from shareholders, security brokers and others relating to its duties; and (v) make periodic reports to the Fund concerning the Fund’s operations.  USBFS, the Distributor and the Custodian are affiliates.

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INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

BBD, LLP serves as the Fund’s independent registered public accounting firm and performs an annual audit of the Fund’s financial statements.  BBD, LLP’s address is 1835 Market Street, 26th Floor, Philadelphia, PA 19103.

BROKERAGE ALLOCATION

Portfolio Transactions. As provided in the Investment Advisory Agreement, the Advisor is responsible for the Fund’s portfolio decisions and the placing of portfolio transactions.  Purchase and sale orders for portfolio securities may be effected through brokers who charge a commission for their services.

The aggregate brokerage commissions paid by the Fund for the following fiscal periods are shown in the table below.

Brokerage Fees Paid
Fiscal Year Ended December 31, 2015	Fiscal Year Ended December 31, 2014	Fiscal Period from September 1, 2013 to December 31, 2013*	Fiscal Year Ended August 31, 2013
$145,104	$349,549	$77,401	$187,746
* Effective October 21, 2013, the Predecessor Fund changed its fiscal year end from August 31 to December 31.

The Fund experienced a significant increase in brokerage commissions paid from the fiscal year ended December 31, 2013, to the fiscal year ended December 31, 2014, due to a repositioning of the portfolio. The Fund experienced a significant decrease in brokerage commissions paid from the fiscal year ended December 31, 2014, to the fiscal year ended December 31, 2015, due to a corresponding decrease in net assets of the Fund.

While the Advisor seeks reasonably competitive rates, it does not necessarily pay the lowest commission or spreads available.  Transactions in smaller company shares may involve specialized services on the part of the broker and thus entail higher commissions or spreads than would be paid in transactions involving more widely traded securities.

As of the fiscal year ended December 31, 2015 , the Fund did not hold securities of its regular brokers and dealers (as defined in Rule 10b-1 under the 1940 Act) or their parents.

Brokerage Selection. The Advisor has full brokerage discretion. The Advisor evaluates the range and quality of a broker’s services in placing trades such as securing best price, confidentiality, clearance and settlement capabilities, promptness of execution and the financial stability of the broker-dealer. Under Section 28(e) of the Securities Exchange Act of 1934, as amended, the Advisor may give consideration to research services furnished by brokers to the Advisor for its use and may cause the Fund to pay these brokers a higher commission than may be charged by other brokers. This research is designed to augment the Advisor’s own internal research and investment strategy capabilities. This research may include reports that are common in the industry such as industry research reports and periodicals, quotation systems, software for portfolio management and formal databases. Typically, the research will be used to service all of the Advisor’s accounts, although a particular client may not benefit from all of the research received by the Advisor on each occasion. Investment advisory fees are not reduced by reason of receipt of research services. Most of the brokerage commissions for research are for investment research on specific companies or industries.

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 The Advisor does not take into account the sale of Fund shares when selecting brokers to execute portfolio transactions. No affiliate of the Fund receives reciprocal business in connection with its portfolio transactions.

Brokerage and research services furnished by brokers through whom the Fund effects securities transactions may be used by the Advisor in servicing all of its accounts and not all of such services may be used by the Advisor in connection with the Fund.

The brokerage commissions paid by the Fund to brokers who also provided eligible Section 28(e) services for the following fiscal periods are shown in the following table.  The dollar values of the securities traded for the fiscal periods are also shown:

	Commissions Paid to Brokers who Provided 28(e) Eligible Services	Dollar Value of Securities Traded
Fiscal Year ended December 31, 2015	$57,604	$12,461,937
Fiscal Year ended December 31, 2014	$53,243	$23,361,634

The Board of Trustees reviews from time to time information on the Fund’s portfolio transactions.  The Board also reviews information concerning the prevailing level of spreads and commissions charged by qualified brokers.

ORGANIZATION AND SHARES OF BENEFICIAL INTEREST

Organization.  The Trust is a Delaware statutory trust organized on July 11, 2003.  The Trust is registered under the 1940 Act as an open-end management investment company, commonly known as a mutual fund.  The Fund currently offers two classes of shares – Class I and Class A.  The Trustees may, from time to time, establish additional series or classes of shares without the approval of shareholders.  The assets of each series belong only to that series, and the liabilities of each series are borne solely by that series and no other.

Class I shares held by a shareholder that is no longer eligible to own such shares may be converted to Class A shares from time to time upon written instruction from the Fund to the Fund’s transfer agent, provided that (1) the shareholder is given prior notice of the proposed conversion and (2) the conversion is effected on the basis of the relative NAVs of the two classes without the imposition of any sales load, exchange fee or other charge.

Shareholders who hold Class A shares that are eligible to own Class I shares may convert their Class A shares into Class I shares by providing notice to the Fund, as described in the Prospectus.  If the shares are held in an account at a financial intermediary, the conversion is subject to the criteria described in the Prospectus, including that the intermediary may separately charge a fee to the shareholder for such conversion.  Any such conversion will occur at the respective NAVs of the share classes next calculated after the Fund’s receipt of the shareholder’s request in good order.

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Shares of Beneficial Interest.  The Trust is authorized to issue an unlimited number of shares of beneficial interest.  The Trust has registered an indefinite number of Fund shares under Rule 24f-2 of the 1940 Act.  Each share is entitled to one vote and is freely transferable; shares represent equal proportionate interests in the assets of the Fund only and have identical voting, dividend, redemption, liquidation and other rights except that expenses allocated to a class of shares may be borne solely by such class as determined by the Trustees and a class may have exclusive voting rights with respect to matters affecting only that class.  The shares, when issued and paid for in accordance with the terms of the prospectus, are deemed to be fully paid and non-assessable.  Shares have no preemptive, cumulative voting, subscription or conversion rights.  Shares can be issued as full shares or as fractions of shares (such shares being rounded to the third decimal place).  A fraction of a share has the same rights and privileges as a whole share on a pro-rata basis.

PURCHASE, REDEMPTION AND PRICING OF SHARES

Purchase Orders — General Policies.  Shares of each class of the Fund are offered at NAV (plus applicable sales charge for Class A shares) directly by the Fund or through various authorized intermediaries.  The Fund determines its NAVs as described in the Prospectus.  The Fund reserves the right to reject any specific purchase order in its sole discretion.  The Fund also reserves the right to suspend the offering of Fund shares.   You may only purchase shares if the Fund is eligible for sale in your state or jurisdiction.  The Fund may also authorize one or more financial intermediaries to accept purchase and redemption orders on its behalf (“Authorized Intermediaries”). Authorized Intermediaries are authorized to designate other Authorized Intermediaries to accept orders on the Fund’s behalf. An order is deemed to be received when the Fund or an Authorized Intermediary accepts the order.

Class I Shares — Purchases Not Subject to a Sales Charge.  Class I shares of the Fund are offered at NAV directly by the Fund or through various intermediary arrangements.

Class A Shares — Purchases Subject to an Initial Sales Charge.  Class A shares of the Fund require that you pay a sales charge when you invest unless you qualify for a reduction or waiver of the sales charge.  Class A shares are also subject to Rule 12b-1 fees (or distribution and service fees) of up to 0.25% of average daily net assets that are assessed against the shares of the Fund. Class A shares of the Fund are offered directly by the Fund or through various intermediary arrangements.

If you purchase Class A shares of the Fund, you will pay the NAV next determined after your order is received plus a sales charge (shown in percentages below) depending on the amount of your investment.  The sales charge does not apply to shares purchased with reinvested dividends.  The sales charge is calculated as follows (with the dealer reallowance shown in the far right column):

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Your Investment	Sales Charge as a % of Offering Price	Sales Charge as a % of Your Investment*	Dealer Compensation as a % of Offering Price
Less than $100,000	3.75%	3.90%	3.75%
$100,000 but less than $250,000	3.25%	3.36%	3.25%
$250,000 but less than $500,000	2.25%	2.30%	2.25%
$500,000 but less than $1 million	1.75%	1.78%	1.75%
$1 million and above	0.00%**	0.00%	0.00%***
*	Rounded to the nearest one-hundredth percent.
**
As shown, investors that purchase Class A shares at the $1 million breakpoint will not pay any initial sales charge on the purchase.  However, any Class A shares purchased at the $1 million breakpoint will, subject to certain exceptions, be subject to a deferred sales charge of 1.00% if redeemed within 2 years of purchase.

***	The Advisor pays, through the Distributor, 1.00% of the Offering Price as compensation to dealers.

Class A Shares — Purchases Subject to a Contingent Deferred Sales Charge (“CDSC”) (but not an Initial Sales Charge). Shareholders who invest $1,000,000 or more in Class A shares do not pay an initial sales charge.  The Advisor pays 1.00% as a commission to dealers who initiate and are responsible for purchases of Class A shares of $1,000,000 or more. Shares acquired through reinvestment of dividends are not subject to the CDSC.

If the shareholder redeems the shares within two years after purchase, a deferred sales charge of 1.00% will, subject to certain exceptions, be charged and paid to the Distributor (please see the section in the Prospectus entitled “Description of Classes ‑ Reduction or Waiver of Deferred Sales Charge Applicable to Class A Shares” for more information).  Any applicable contingent CDSC will be based on the original cost of the shares.  Because the Advisor finances the up-front commissions paid to dealers who are responsible for purchases of Class A shares of $1,000,000 or more, the Distributor reimburses the Advisor the 1.00% deferred sales charge paid by shareholders redeeming within two years after purchase.  Shares not subject to a CDSC will be sold first.

Class A Sales Charge Information.  The Distributor of the Fund received the following sales charges from investors on sales of Class A shares for the fiscal year ended December 31, 2015 :

	Gross Sales Charges Collected	Sales Charges Paid to Distributor*	CDSCs Received on Redemptions of Load-Waived Shares**
Fiscal Year Ended December 31, 2015	$ 581	$0	$0

*	The Distributor retains all underwriting concessions and the front-end sales charge on accounts with no dealer of record.
**	The Distributor reimburses this amount to the Advisor since the Advisor finances the up-front commissions paid to dealers.

Class A Shares Conversion.  Shareholders may be able to convert Class A shares to Class I shares of the Fund, if they satisfy the eligibility requirements for Class I shares described in the Prospectus.  Please contact your financial intermediary for additional information on how to convert your Class A shares into Class I shares.  For federal income tax purposes, a conversion between share classes of the same Fund is considered a non-taxable event.

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Reduction or Waiver of Sales Charges.  The Fund offers shareholders various programs through which shareholders may obtain reduced sales charges through participation in such programs.  In order for shareholders to take advantage of the reductions available through the combined purchase privilege, rights of accumulation and letters of intent, the Fund must be notified by the shareholder or his or her financial intermediary that they qualify for such a reduction.  If the Fund is not notified that a shareholder is eligible for these reductions, the Fund will be unable to ensure that the reduction is applied to the shareholder’s account.  The Fund may waive the sales charges for certain groups of shareholders.  See the “Waiving Your Sales Charge” section of the Prospectus.

Redemptions.  Shares may be redeemed at NAV , as outlined in the Prospectus.  The Fund has elected to be governed by Rule 18f-1 of the 1940 Act pursuant to which the Fund is obligated during any 90-day period to redeem shares for any one shareholder of record solely in cash up to the lesser of $250,000 or 1% of the NAV of the Fund at the beginning of such period.  Should a redemption exceed such limitation, the Fund may deliver, in lieu of cash, securities from its portfolio.  The securities delivered will be selected at the sole discretion of the Fund, will not necessarily be representative of the Fund’s entire portfolio and may be securities which the Fund would otherwise sell.  The redeeming shareholder will usually incur brokerage costs in subsequently converting the securities to cash.

The same method of valuing securities used to make the redemptions in kind will be used to value portfolio securities and such valuation will be made as of the time the redemption price is determined.  See the “Net Asset Value” section of the Prospectus.

Pricing of Shares.  The purchase and redemption price of the Fund’s shares is based on the Fund’s next determined NAVs per share.  Due to the fact that different expenses are charged to the Class I shares and Class A shares of the Fund, the NAVs of the two classes of the Fund will vary.  See the “How to Purchase Shares” and “How to Redeem Shares” sections of the Prospectus.

Arrangements Permitting Frequent Purchases and Redemptions of Fund Shares.  The Fund has no arrangements with any party permitting frequent purchases and redemptions of the Fund’s shares.  The Fund is intended for long-term investment and discourages frequent purchases and redemptions of the Fund’s shares that are counter to the interests of all of the Fund’s shareholders.

TAX STATUS

The information set forth in the Prospectus and the following discussion relate solely to U.S. federal income tax law and assumes that the Fund qualifies to be taxed as a regulated investment company (as discussed below). Such information is only a summary of certain key federal income tax considerations and is based on current law. No attempt has been made to present a complete explanation of the federal tax treatment of the Fund or its shareholders.  Investors are encouraged to consult their own tax advisors with respect to the specific tax consequences of being a shareholder in the Fund, including the effect and applicability of federal, state, local and foreign tax laws to their own particular situations.

General.  The Fund intends to qualify as a “regulated investment company” under Subchapter M of the Internal Revenue Code, and if so qualified, will not be subject to federal income taxes to the extent its earnings are timely distributed.  To qualify, the Fund must comply with certain requirements relating to, among other things, the source of its income and the diversification of its assets.  The Fund must also annually distribute at least 90% of its investment company taxable income.

Should the Fund not qualify as a “regulated investment company” under Subchapter M, the Fund would be subject to federal income taxes on earnings whether or not such earnings were distributed to shareholders.  Payment of income taxes by the Fund would reduce the Fund’s NAVs and result in lower returns to the Fund’s shareholders.

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The Fund also intends to make distributions as required by the Internal Revenue Code to avoid the imposition of a non-deductible 4% excise tax.  The Fund must distribute during each calendar year (i) 98% of its ordinary income for such calendar year, (ii) 98.2% of its capital gain net income for the one-year period ending October 31 of such calendar year (or the Fund’s actual taxable year ending December 31, if elected) and (iii) certain other amounts not distributed in previous years.

The Fund may invest in foreign securities.  Some foreign countries withhold income taxes from dividend or interest payments to investors.  The Fund either cannot recoup these tax payments in some cases, or can only receive refunds of withheld taxes after a lengthy application process.  It is not anticipated that tax withholdings on foreign income will have a material effect on the Fund’s investment performance.

Market Discount. If the Fund purchases a debt security at a price lower than the stated redemption price of such debt security, the excess of the stated redemption price over the purchase price is “market discount.”  If the amount of market discount is more than a de minimis amount, a portion of such market discount must be included as ordinary income (not capital gain) by the Fund in each taxable year in which the Fund owns an interest in such debt security and receives a principal payment on it.  In particular, the Fund will be required to allocate that principal payment first to the portion of the market discount on the debt security that has accrued but has not previously been includable in income.  In general, the amount of market discount that must be included for each period is equal to the lesser of (i) the amount of the market discount accruing during such period (plus any accrued market discount for prior periods not previously taken into account) or (ii) the amount of the principal payment with respect to such period.  Generally, market discount accrues on a daily basis for each day the debt security is held by the Fund at a constant rate over the time remaining to the debt security’s maturity or, at the election of the Fund, at a constant yield to maturity which takes into account the semi-annual compounding of interest.  Gain realized on the disposition of a market discount obligation must be recognized as ordinary interest income (not capital gain) to the extent of the “accrued market discount.”  (Alternatively, the Fund may elect to accrue and include in income each year a portion of the market discount with respect to market discount securities.  Unless such an election is made, the deduction for some or all of the interest expense incurred to purchase or carry a market discount security may be deferred.)

Original Issue Discount.  Certain debt securities acquired by the Fund may be treated as debt securities that were originally issued at a discount.  Very generally, original issue discount is defined as the difference between the price at which a security was issued and its stated redemption price at maturity.  Although no cash income or amount of such discount is actually received by the Fund, original issue discount that accrues on a debt security in a given year generally is treated for federal income tax purposes as interest and, therefore, such income would be subject to the distribution requirements applicable to regulated investment companies.  Some debt securities may be purchased by the Fund at a discount that exceeds the original issue discount on such debt securities, if any.  This additional discount represents market discount for federal income tax purposes (see above).

Distributions of the Fund’s investment company taxable income (taxable interest, dividends, net short-term capital gains and other taxable ordinary income, net of expenses) are taxable to you as ordinary income.  A portion of the Fund's distributions may be treated as “qualified dividend income,” taxable to individuals, trusts and estates at the same preferential federal tax rate as long-term capital gains income.  A distribution is treated as qualified dividend income to the extent that the Fund receives dividend income from taxable domestic corporations and certain qualified foreign corporations, provided that holding period and other requirements are met.  To the extent the Fund's distributions are attributable to other sources, such as interest or capital gains, the distributions are not treated as qualified dividend income.

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Distributions of the Fund’s net capital gain (the excess of net long-term capital gains over net short-term capital losses) generally are taxable to you as long-term capital gain, regardless of how long you have held shares in the Fund.

Distributions that do not constitute ordinary income dividends or capital gain dividends will be treated as a return of capital.  Return of capital distributions reduce your tax basis in the shares and are treated as gain from the sale of the shares to the extent your basis would be reduced below zero.

All distributions will be treated in the manner described above regardless of whether the distribution is paid in cash or reinvested in additional shares of the Fund.  Distributions declared in October, November or December and paid in January are taxable as if paid on December 31.

If you invest in the Fund shortly before the record date of a distribution, any distribution will lower the value of the Fund’s shares by the amount of the distribution and the amount of the distribution will be taxable in the manner described above.

In general, you will recognize a gain or loss on a sale or exchange of shares of the Fund in an amount equal to the difference between the amount of your net sales proceeds and your tax basis in the shares.  All or a portion of any such loss may be disallowed if you purchase (for example, by reinvesting dividends) other shares of the Fund within 30 days before or after the sale or exchange.  If disallowed, the loss will be reflected in an upward adjustment to the basis of the shares purchased.  In general, any gain or loss will be capital gain or loss if you held your Fund shares as capital assets.  Any capital gain or loss will be treated as long-term capital gain or loss if you held the Fund shares for more than one year at the time of the sale or exchange.  Any capital loss arising from the sale or exchange of shares held for six months or less is treated as a long-term capital loss to the extent of the amount of distributions of net capital gain received on such shares.  The deduction of capital losses by U.S. individual shareholders is subject to limitations.

As of the fiscal year ended December 31, 2015, the Fund had the following capital loss carryovers and expirations:

	Long Term Amount	Short Term Amount	Expiration
Aegis Value Fund	$4,354,927	$11,822,251	Indefinite

The Fund may on its tax return treat as a distribution of investment company taxable income and net capital gain the portion of redemption proceeds paid to redeeming shareholders that represents the redeeming shareholders’ portion of the Fund’s undistributed investment company taxable income and net capital gain.  This practice, which involves the use of equalization accounting, will have the effect of reducing the amount of income and gains that the Fund is required to distribute as dividends to shareholders in order for the Fund to avoid federal income tax and excise tax.  This practice may also reduce the amount of distributions required to be made to non-redeeming shareholders and the amount of any undistributed income reflected in the value of the Fund’s shares; the total return on a shareholder’s investment will not be reduced as a result of the Fund’s distribution policy.  Investors who purchase shares shortly before the record date of a distribution will pay the full price for the shares and then receive some portion of the price back as a taxable distribution.

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FINANCIAL STATEMENTS

Financial statements audited by BBD, LLP, the Fund’s independent registered public accounting firm, are included in the Fund’s Annual Report to Shareholders for the fiscal year ended December 31, 2015 and are incorporated herein by reference.  To obtain a copy of the Prospectus or the Annual Report to Shareholders, please call (800) 528-3780.

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The Aegis Funds

Part C

OTHER INFORMATION
Item 28.  Exhibits
(a)	(1)	Certificate of Trust – Incorporated by reference to the initial registration statement on Form N-1A as filed with the Securities and Exchange Commission on July 11, 2003.

	(2)	Declaration of Trust – Incorporated by reference to the initial registration statement on Form N-1A as filed with the Securities and Exchange Commission on July 11, 2003.

(b)		By-Laws – Incorporated by reference to Post-Effective Amendment No. 3 filed with the Securities and Exchange Commission on April 27, 2007.

(c)		Not Applicable.

(d)
Investment Advisory Agreement between The Aegis Funds and Aegis Financial Corporation relating to the Aegis Value Fund – Incorporated by reference to Post-Effective Amendment No. 20 filed with the Securities and Exchange Commission on February 26, 2014.

(e)	(1)
Distribution Agreement between The Aegis Funds and Quasar Distributors, LLC – Incorporated by reference to Post-Effective Amendment No. 10 filed with the Securities and Exchange Commission on April 27, 2012.

	(2)	Amendment to the Distribution Agreement – Incorporated by reference to Post-Effective Amendment No. 13 filed with the Securities and Exchange Commission on August 22, 2012.

	(3)	Second Amendment to the Distribution Agreement – Incorporated by reference to Post-Effective Amendment No. 20 filed with the Securities and Exchange Commission on February 26, 2014.

(f)		Not Applicable.

(g)	(1)
Amended and Restated Custody Agreement between The Aegis Funds and U.S. Bank National Association – Incorporated by reference to Post-Effective Amendment No. 20 filed with the Securities and Exchange Commission on February 26, 2014.

	(2)	First Amendment to the Amended and Restated Custody Agreement – Incorporated by reference to Post-Effective Amendment No. 20 filed with the Securities and Exchange Commission on February 26, 2014.

(h)	(1)
Fund Administration Servicing Agreement between The Aegis Funds and U.S. Bancorp Fund Services, LLC – Incorporated by reference to Post-Effective Amendment No. 10 filed with the Securities and Exchange Commission on April 27, 2012.

	(2)	First Amendment to the Fund Administration Servicing Agreement – Incorporated by reference to Post-Effective Amendment No. 20 filed with the Securities and Exchange Commission on February 26, 2014.

(3)
Fund Accounting Servicing Agreement between The Aegis Funds and U.S. Bancorp Fund Services, LLC – Incorporated by reference to Post-Effective Amendment No. 10 filed with the Securities and Exchange Commission on April 27, 2012.

	(4)	First Amendment to the Fund Accounting Servicing Agreement – Incorporated by reference to Post-Effective Amendment No. 20 filed with the Securities and Exchange Commission on February 26, 2014.

	(5)	Second Amendment to the Fund Accounting Servicing Agreement – Incorporated by reference to Post-Effective Amendment No. 20 filed with the Securities and Exchange Commission on February 26, 2014.

(6)
Transfer Agent Servicing Agreement between The Aegis Funds and U.S. Bancorp Fund Services, LLC – Incorporated by reference to Post-Effective Amendment No. 10 filed with the Securities and Exchange Commission on April 27, 2012.

	(7)	First Amendment to the Transfer Agent Servicing Agreement – Incorporated by reference to Post-Effective Amendment No. 20 filed with the Securities and Exchange Commission on February 26, 2014.

	(8)	Second Amendment to the Transfer Agent Servicing Agreement – Incorporated by reference to Post-Effective Amendment No. 20 filed with the Securities and Exchange Commission on February 26, 2014.

	(9)	Expense Limitation Agreement between The Aegis Funds and Aegis Financial Corporation relating to the Aegis Value Fund – filed herewith.

	(10)	Power of Attorney of V. Scott Soler – Incorporated by reference to the power of attorney filed with Post-Effective Amendment No. 3 filed with the Securities and Exchange Commission on April 27, 2007.

(11)
Power of Attorney of David A. Giannini – Incorporated by reference to the power of attorney filed with Post-Effective Amendment No. 2 filed with the Securities and Exchange Commission on April 28, 2006.

(12)
Power of Attorney of Eskander Matta – Incorporated by reference to the power of attorney filed with Pre-Effective Amendment No. 1 filed with the Securities and Exchange Commission on December 30, 2003.

(i)		Legal Opinion and Consent – filed herewith.

(j)		Consent of Independent Registered Public Accounting Firm – filed herewith.

(k)		Not Applicable.

(l)		Initial Capital Agreement – Incorporated by reference to Pre-Effective Amendment No. 1 filed with the Securities and Exchange Commission on December 30, 2003.

(m)		Distribution and Shareholder Servicing Plan pursuant to Rule 12b-1 – filed herewith.

(n)		Rule 18f-3 Multiple Class Plan – filed herewith.

(o)		Reserved.

(p)	(1)	Code of Ethics of The Aegis Funds dated April 21, 2015 – Incorporated by reference to Post-Effective Amendment No. 24 filed with the Securities and Exchange Commission on April 28, 2015.

	(2)	Code of Ethics of Aegis Financial Corporation dated June 6, 2014 – Incorporated by reference to Post-Effective Amendment No. 24 filed with the Securities and Exchange Commission on April 28, 2015.

	(3)	Code of Ethics of Quasar Distributors, LLC dated March 17, 2014 – Incorporated by reference to Post-Effective Amendment No. 24 filed with the Securities and Exchange Commission on April 28, 2015.

ITEM 29. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT

No person is directly or indirectly controlled by, or under common control with, the Registrant.

ITEM 30. INDEMNIFICATION

Reference is made to Article VII Section 3 in the Declaration of Trust of The Aegis Funds (the “Registrant”) which is incorporated by reference herein.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of the Registrant by the Registrant pursuant to the Declaration of Trust or otherwise, the Registrant is aware that in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the Act, and therefore, is unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by trustees, officers or controlling persons of the Registrant in connection with the successful defense of any act, suit or proceeding) is asserted by such trustees, officers or controlling persons in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issues.

ITEM 31. BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISOR AND THEIR OFFICERS AND DIRECTORS

Scott L. Barbee has been officer and director of the Investment Advisor. Sarah Q. Zhang has been officer of the Investment Advisor.  There have been no other connections of a substantial nature in which the officers or directors of the Investment Advisor have been involved during the last two years.

ITEM 32. PRINCIPAL UNDERWRITER

(a)	Quasar Distributors, LLC, the Registrant’s principal underwriter, acts as principal underwriter for the following investment companies:

Academy Funds Trust	Jacob Funds, Inc.
Advisors Series Trust	Jensen Portfolio, Inc.
Aegis Funds	Kirr Marbach Partners Funds, Inc.
Allied Asset Advisors Funds	LKCM Funds
Alpha Architect ETF Trust	LoCorr Investment Trust
Alpine Equity Trust	Lord Asset Management Trust
Alpine Income Trust	MainGate Trust
Alpine Series Trust	Managed Portfolio Series
Angel Oak Funds Trust	Matrix Advisors Value Fund, Inc.
Appleton Funds	Merger Fund
Barrett Opportunity Fund, Inc.	Monetta Trust
Bridge Builder Trust	Nicholas Family of Funds, Inc.
Bridges Investment Fund, Inc.	Oaktree Funds
Brookfield Investment Funds	Permanent Portfolio Family of Funds, Inc.
Brown Advisory Funds	Perritt Funds, Inc.
Buffalo Funds	PRIMECAP Odyssey Funds
CG Funds Trust	Professionally Managed Portfolios
Compass EMP Funds Trust	Prospector Funds, Inc.

DoubleLine Funds Trust	Provident Mutual Funds, Inc.
ETF Series Solutions	Purisima Funds
Evermore Funds Trust	Rainier Investment Management Mutual Funds
FactorShares Trust	RBC Funds Trust
First American Funds, Inc.	Series Portfolio Trust
FundX Investment Trust	Stone Ridge Trust
Glenmede Fund, Inc.	Stone Ridge Trust II
Glenmede Portfolios	Stone Ridge Trust III
Greenspring Fund, Inc.	Thompson IM Funds, Inc.
Guinness Atkinson Funds	Trust for Professional Managers
Harding Loevner Funds, Inc.	Trust for Advised Portfolios
Hennessy Funds Trust	USA Mutuals
Horizon Funds	Wall Street Fund, Inc.
Hotchkis & Wiley Funds	Westchester Capital Funds
Intrepid Capital Management Funds Trust	Wisconsin Capital Funds, Inc.
IronBridge Funds, Inc.	YCG Funds

(b)	To the best of Registrant’s knowledge, the directors and executive officers of Quasar Distributors, LLC are as follows:

Name and Principal Business Address	Position and Offices with Quasar Distributors, LLC	Positions and Offices with Registrant
James R. Schoenike(1)	President, Board Member	None
Andrew M. Strnad(2)	Vice President, Secretary	None
Joseph C. Neuberger(1)	Board Member	None
Robert Kern(1)	Board Member	None
Susan LaFond(1)	Vice President, Treasurer	None
Peter A. Hovel(1)	Chief Financial Officer	None
Teresa Cowan(1)	Senior Vice President, Assistant Secretary	None
Brett Scribner(3)	Assistant Treasurer	None
(1) This individual is located at 615 East Michigan Street, Milwaukee, Wisconsin, 53202.
(2) This individual is located at 6602 East 75th Street, Indianapolis, Indiana, 46250.
(3) This individual is located at 800 Nicollet Mall, Minneapolis, Minnesota, 55402.

(c)	Not Applicable.

ITEM 33. LOCATION OF ACCOUNTS AND RECORDS

The accounts, books and other documents required to be maintained by Registrant pursuant to Section 31(a) of the Investment Company Act of 1940 and the Rules thereunder are maintained: (i) at the offices of the Registrant located at, 6862 Elm Street, Suite 830, McLean, Virginia 22201; (ii) at the offices of the Registrant’s Custodian located at 1555 North River Center Drive, Suite 302, Milwaukee, Wisconsin 53212; and (iii) at the offices of the Registrant’s Transfer Agent, Administrator and Accountant at 615 East Michigan Street, Milwaukee, WI, 53202.

ITEM 34. MANAGEMENT SERVICES

Not applicable.

ITEM 35. UNDERTAKINGS.
None.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Amendment to the Registration Statement pursuant to Rule 485(b) under the 1933 Act and has duly caused this Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of McLean in the Commonwealth of Virginia on April 27, 2016.

THE AEGIS FUNDS

By: /s/ Scott L. Barbee
Scott L. Barbee
President

Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated:

Signature	Title	Date

/s/ Scott L. Barbee	President, Trustee	April 27, 2016
Scott L. Barbee	(Principal Executive Officer)

/s/ Sarah Q. Zhang	Secretary, Treasurer	April 27, 2016
Sarah Q. Zhang	(Principal Financial Officer)

Eskander Matta*	Trustee	April 27, 2016
Eskander Matta

David A. Giannini*	Trustee	April 27, 2016
David A. Giannini

V. Scott Soler*	Trustee	April 27, 2016
V. Scott Soler

* By: /s/ Scott L. Barbee
Scott L. Barbee
Attorney-in-Fact pursuant to the Powers of Attorney previously filed and incorporated by reference.

INDEX TO EXHIBITS

Exhibit No.	Exhibit Description

(h)(9)	Expense Limitation Agreement between The Aegis Funds and Aegis Financial Corporation relating to the Aegis Value Fund

(i)	Legal Opinion

(j)	Consent of Independent Registered Public Accounting Firm

(m)	Distribution and Shareholder Servicing Plan pursuant to Rule 12b-1

(n)	Rule 18f-3 Multiple Class Plan